UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00810
                                                    -----------

                               Phoenix Series Fund
                              ----------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
                          ----------------------------
               (Address of principal executive offices) (Zip code)


        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,               John H. Beers, Esq.
Counsel and Secretary for Registrant            Vice President and Counsel
   Phoenix Life Insurance Company             Phoenix Life Insurance Company
         One American Row                           One American Row
      Hartford, CT 06103-2899                    Hartford, CT 06103-2899
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ----------------

                       Date of fiscal year end: October 31
                                               ------------

                    Date of reporting period: April 30, 2006
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                  APRIL 30, 2006

SEMIANNUAL REPORT

> PHOENIX BALANCED FUND
> PHOENIX CAPITAL GROWTH FUND
> PHOENIX CORE BOND FUND
> PHOENIX HIGH YIELD FUND
> PHOENIX MID-CAP GROWTH FUND
> PHOENIX MONEY MARKET FUND



TRUST NAME: PHOENIX SERIES FUND

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)


[GRAPHIC OMITTED] WOULDN'T YOU RATHER HAVE THIS DOCUMENT E-MAILED TO YOU? Eligible shareholders can sign up for E-Delivery at PhoenixFunds.com

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------




This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

   This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended April 30, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

   At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

   I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 17 different management teams -- seven Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

   These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

   When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

   Thank you for choosing PhoenixFunds to be part of your financial plan.

Sincerely yours,

/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

MAY 2006

TABLE OF CONTENTS




Glossary................................................................................   3
Phoenix Balanced Fund...................................................................   4
Phoenix Capital Growth Fund.............................................................  17
Phoenix Core Bond Fund..................................................................  23
Phoenix High Yield Fund.................................................................  33
Phoenix Mid-Cap Growth Fund.............................................................  43
Phoenix Money Market Fund...............................................................  50
Notes to Financial Statements...........................................................  56
Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements......  62

--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

REITs
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVER TRANSACTION
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

YANKEE BOND
A bond denominated in U.S. dollars and issued in the United States by foreign banks and corporations.

PHOENIX BALANCED FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Balanced Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.


                                  Beginning           Ending       Expenses Paid
     Balanced Fund              Account Value     Account Value        During
        Class A               October 31, 2005    April 30, 2006       Period*
------------------------      ----------------    --------------   -------------
Actual                            $1,000.00          $1,076.20         $5.43

Hypothetical (5% return
  before expenses)                 1,000.00           1,019.50          5.29

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.05%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                  Beginning           Ending       Expenses Paid
     Balanced Fund              Account Value     Account Value        During
        Class B               October 31, 2005    April 30, 2006       Period*
------------------------      ----------------    --------------   -------------

Actual                            $1,000.00          $1,071.80         $9.25

Hypothetical (5% return
  before expenses)                 1,000.00           1,015.76          9.04

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.80%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                  Beginning           Ending       Expenses Paid
     Balanced Fund              Account Value     Account Value        During
        Class C               October 31, 2005    April 30, 2006       Period*
------------------------      ----------------    --------------   -------------

Actual                            $1,000.00          $1,071.80         $9.25

Hypothetical (5% return
  before expenses)                 1,000.00           1,015.76          9.04

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.80%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Balanced Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                           4/30/06
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Common Stocks                     54%
Non-Agency Mortgage-Backed Securities      11
Agency Mortgage-Backed Securities           8
Domestic Corporate Bonds                    7
Asset-Backed Securities                     3
Foreign Corporate Bonds                     3
Municipal Bonds                             3
Other                                      11


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                  (UNAUDITED)


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

U.S. GOVERNMENT SECURITIES--2.2%

U.S. TREASURY BONDS--1.9%
U.S. Treasury Bond 5.375%, 2/15/31(n) ........    $ 17,390    $   17,650,850
U.S. Treasury Bond 4.50%, 2/15/36(n)                 2,335         2,098,399
                                                              --------------
                                                                  19,749,249
                                                              --------------
U.S. TREASURY NOTES--0.3%
U.S. Treasury Note 4.75%, 3/31/11(n) .........       1,700         1,686,585
U.S. Treasury Note 4.50%, 2/15/16(n) .........       1,925         1,841,082
                                                              --------------
                                                                   3,527,667
                                                              --------------

----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $24,908,804)                                     23,276,916
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.4%
FNMA 5%, '12-'35 .............................      34,555        32,964,283
FNMA 6%, '17-'34 .............................       8,359         8,339,884
FNMA 4.50%, 6/1/19 ...........................       9,136         8,711,967
FNMA 4%, 6/1/20 ..............................       2,287         2,129,919
FNMA 5.50%, '34-'35 ..........................      27,562        26,805,210
FNMA TBA 6.15%, 5/1/31(h) ....................       1,075         1,069,960
FNMA TBA 5.50%, 5/1/33(h) ....................       1,105         1,072,886
GNMA 6.50%, '23-'32 ..........................       7,092         7,302,226
GNMA 6%, 8/15/32 .............................       1,118         1,123,116
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $91,756,754)                                     89,519,451
----------------------------------------------------------------------------


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

MUNICIPAL BONDS--3.0%

CALIFORNIA--1.9%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19
(MBIA Insured) ...............................    $  4,235    $    4,448,571

Alameda Corridor Transportation Authority
Taxable Series C 6.60%, 10/1/29
(MBIA Insured) ...............................       2,750         2,950,668

Alameda Corridor Transportation Authority
Taxable Series D 6.25%, 10/1/14
(MBIA Insured) ...............................         500           518,820

Contra Costa County Fire Department
Taxable 4.90%, 8/1/16 (MBIA Insured) .........       2,000         1,876,960

Contra Costa County Pension Obligation
Taxable 6.10%, 6/1/11 (FSA Insured) ..........         500           514,445

Fresno County Pension Obligation Taxable
6.21%, 8/15/06 (FSA Insured) .................       1,000         1,002,600

Long Beach Pension Obligation Taxable 6.87%,
9/1/06 (FSA Insured) .........................         220           221,133

Marin County Pension Obligation Taxable
4.79%, 8/1/15 (MBIA Insured) .................       1,000           939,330


                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

CALIFORNIA--CONTINUED
Sonoma County Pension Obligation Taxable
6.625%, 6/1/13 (FSA Insured) .................    $  3,815    $    3,990,795

University of California Series F 4.375%,
5/15/30 (FSA Insured) ........................       4,500         4,265,820
                                                              --------------
                                                                  20,729,142
                                                              --------------
COLORADO--0.0%
Denver City and County School District No. 1
Pension Obligation Certificate of
Participation Taxable 6.76%, 12/15/07
(AMBAC Insured)(g) ...........................          60            61,420

FLORIDA--0.3%
University of Miami Taxable Series A 7.65%,
4/1/20 (MBIA Insured) ........................       2,715         2,794,088

MAINE--0.1%
Bangor Pension Obligation Taxable Series B
5.94%, 6/1/13 (FGIC Insured) .................         675           693,380

NEW JERSEY--0.1%
Hamilton Township School District Taxable
4.25%, 12/15/14 (FSA Insured) ................       1,145         1,045,545

Monroe Township Pension Obligation Taxable
5%, 8/15/13 ..................................         590           569,356
                                                              --------------
                                                                   1,614,901
                                                              --------------
PENNSYLVANIA--0.4%
Philadelphia Authority for Industrial
Development Pension Funding Retirement
Systems Taxable Series A 5.69%, 4/15/07
(MBIA Insured) ...............................       1,000         1,003,900

Philadelphia School District Taxable Series C
4.43%, 7/1/11 (FSA Insured) ..................       1,780         1,696,073

Pittsburgh Pension Obligation Taxable Series A
6.50%, 3/1/14 (FGIC Insured) .................       1,100         1,149,192
                                                              --------------
                                                                   3,849,165
                                                              --------------
TEXAS--0.2%
Dallas-Fort Worth International Airport
Facilities Improvement Corp. Taxable 6.50%,
11/1/09 (MBIA Insured) .......................       1,900         1,966,348

Texas State Water Financial Assistance Taxable
Series C 4.70%, 8/1/09 .......................         625           615,000
                                                              --------------
                                                                   2,581,348
                                                              --------------
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $32,490,976)                                     32,323,444
----------------------------------------------------------------------------


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

ASSET-BACKED SECURITIES--3.2%
AmeriCredit Automobile Receivables Trust
03-BX, A4A 2.72%, 1/6/10 .....................    $    995    $      980,663

Associates Manufactured Housing Pass
Through Certificate 97-2, A6 7.075%, 3/15/28(c)      1,233         1,254,098

Bayview Financial Acquisition Trust 06-A,
1A2 5.483%, 2/28/41(c) .......................       3,250         3,213,437

Bombardier Capital Mortgage Securitization
Corp. 99-A, A3 5.98%, 1/15/18 ................         908           809,324

Capital One Master Trust 01-5 A 5.30%,
6/15/09 ......................................       4,500         4,503,165

Carmax Auto Owner Trust  03-1, A4 2.16%,
11/15/09 .....................................       2,515         2,460,780

DaimlerChrysler Auto Trust 05-A B 3.88%,
7/8/11 .......................................       1,200         1,164,252

GMAC Mortgage Corp. Loan Trust 05-HE2,
A3 4.622%, 11/25/35(c) .......................       2,525         2,486,336

Long Beach Auto Receivables Trust 04-A,
A2 2.841%, 7/15/10(c) ........................       1,000           974,688

M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11 ....         500           486,666

MASTR Asset Backed Securities Trust 06-AB1,
M8 6%, 2/25/36(c) ............................       1,653         1,508,362

Morgan Stanley Auto Loan Trust 04-HB1,
A4 3.33%, 10/15/11 ...........................       6,000         5,833,596

Renaissance Home Equity Loan Trust 06-1,
AF2 5.533%, 3/1/36(c) ........................       2,255         2,236,058

Residential Funding Mortgage Securities I,
Inc. 05-SA1, 2A 4.888%, 3/25/35(c) ...........       3,079         3,023,497

WFS Financial Owner Trust 03-1, A4 2.74%,
9/20/10 ......................................       3,417         3,365,226
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $34,920,487)                                     34,300,148
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--7.4%

ADVERTISING--0.1%
Lamar Media Corp. 6.625%, 8/15/15 ............         750           733,125

AEROSPACE & DEFENSE--0.1%
Rockwell Collins, Inc. 4.75%, 12/1/13 ........       1,000           953,536

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%,
7/15/07 ......................................       1,250         1,283,818


                        See Notes to Financial Statements
6

Phoenix Balanced Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

AIRLINES--0.8%
American Airlines, Inc. 01-1 6.977%, 5/23/21 .    $  2,184    $    2,096,476

Continental Airlines, Inc. 98-1 A 6.648%,
9/15/17 ......................................       2,093         2,095,919

JetBlue Airways Corp. 04-1 9.16%, 9/15/09(c) .         189           191,459

JetBlue Airways Corp. 04-2 C 7.849%,
11/15/08(c) ..................................       2,243         2,220,132

United Airlines, Inc. 01-1 6.071%, 3/1/13 ....       1,821         1,799,240
                                                              --------------
                                                                   8,403,226
                                                              --------------
AUTOMOBILE MANUFACTURERS--0.0%
DaimlerChrysler NA Holding Corp. 6.50%,
11/15/13 .....................................         420           426,620

BROADCASTING & CABLE TV--0.2%
Comcast Corp. 5.30%, 1/15/14 .................         500           473,049
Echostar DBS Corp. 5.75%, 10/1/08 ............         500           493,750
Echostar DBS Corp. 6.375%, 10/1/11 ...........       1,500         1,468,125
                                                              --------------
                                                                   2,434,924
                                                              --------------
BUILDING PRODUCTS--0.1%
Masco Corp. 4.80%, 6/15/15 ...................       1,200         1,090,490

CASINOS & GAMING--0.0%
Harrah's Operating Co., Inc. 7.50%, 1/15/09 ..         250           260,997

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15 ...         900           838,625

COMMUNICATIONS EQUIPMENT--0.0%
Cisco Systems, Inc. 5.50%, 2/22/16 ...........         455           443,534

CONSUMER FINANCE--0.9%
Capital One Financial Corp. 4.80%, 2/21/12 ...       1,000           950,312
Ford Motor Credit Co. 8.625%, 11/1/10 ........       1,725         1,633,121
General Electric Capital Corp. 6%, 6/15/12 ...       1,000         1,022,584

General Motors Acceptance Corp. 6.875%,
9/15/11 ......................................         330           309,482

General Motors Acceptance Corp. 6.875%,
8/28/12 ......................................         415           387,183

General Motors Acceptance Corp. 6.75%,
12/1/14 ......................................         375           342,322

SLM Corp. 4.88%, 2/1/10(c) ...................       5,550         5,354,307
                                                              --------------
                                                                   9,999,311
                                                              --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. 5.625%, 11/1/11  ............       1,000         1,000,686


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

DIVERSIFIED BANKS--0.3%
National Capital Trust II 144A 5.486%,
12/29/49(b)(c) ...............................    $  2,700    $    2,571,874

Wachovia Corp. 4.875%, 2/15/14 ...............       1,095         1,027,591
                                                              --------------
                                                                   3,599,465
                                                              --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
International Lease Finance Corp. 4.75%,
1/13/12(i) ...................................       2,875         2,732,121

ELECTRIC UTILITIES--0.4%
American Electric Power Co., Inc. 5.25%,
6/1/15 .......................................         850           804,749

Entergy Gulf States, Inc. 5.70%, 6/1/15 ......       2,875         2,714,713
Entergy Gulf States, Inc. 5.25%, 8/1/15 ......         300           273,731
Southern Power Co. Series D 4.875%, 7/15/15 ..         850           781,993
                                                              --------------
                                                                   4,575,186
                                                              --------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc. 4.85%,
11/15/10 .....................................       2,000         1,915,184

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. 144A 5.625%,
9/15/12(b) ...................................         250           244,168

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 6.30%, 10/1/12 .....................       1,200         1,170,973

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16 ......         890           874,302

HOMEBUILDING--0.1%
Horton (D.R.), Inc. 5.25%, 2/15/15 ...........         905           823,879

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financing Trust I 144A 6.55%,
12/31/11(b)(e) ...............................       5,000         5,142,080

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Verizon Global Funding Corp. 4.90%, 9/15/15 ..         690           631,599

INVESTMENT BANKING & BROKERAGE--0.1%
Morgan Stanley 5.375%, 10/15/15 ..............       1,380         1,319,206

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14 .........         850           797,117
Protective Life Secured Trust 5.10%, 5/10/10(c)      1,500         1,443,960
                                                              --------------
                                                                   2,241,077
                                                              --------------
MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12  ............         685           714,489


                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

MULTI-LINE INSURANCE--0.0%
Assurant, Inc. 5.625%, 2/15/14 ...............    $    445    $      431,998

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13 .........         500           470,577
NiSource Finance Corp. 5.45%, 9/15/20 ........       2,840         2,581,469
                                                              --------------
                                                                   3,052,046
                                                              --------------
OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18 ............       1,200         1,073,665

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 4.875%,
7/1/15 .......................................       1,200         1,117,836

OIL & GAS REFINING & MARKETING--0.1%
Motiva Enterprises LLC 144A 5.20%, 9/15/12(b)        1,000           978,593

OIL & GAS STORAGE & TRANSPORTATION--0.2%
AmeriGas Partners LP 7.25%, 5/20/15 ..........       1,000         1,000,000

Kinder Morgan Management LLC 5.70%,
1/5/16 .......................................       1,125         1,083,715

Teppco Partners LP 7.625%, 2/15/12 ...........         400           426,974
                                                              --------------
                                                                   2,510,689
                                                              --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
Bosphorus Financial Services Ltd. 144A
6.549%, 2/15/12(b)(c) ........................       1,250         1,259,261

JPMorgan Chase & Co. 5.125%, 9/15/14 .........       1,440         1,369,767

TIAA Global Markets, Inc. 144A 3.875%,
1/22/08(b) ...................................       1,000           975,035
                                                              --------------
                                                                   3,604,063
                                                              --------------
PACKAGED FOODS & MEATS--0.0%
Tyson Foods, Inc. 6.60%, 4/1/16 ..............         235           230,532

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
EOP Operating LP 4.75%, 3/15/14 ..............         695           637,584

REGIONAL BANKS--0.3%
Rabobank Capital Funding II 144A 5.26%,
12/29/49(b)(c) ...............................       1,300         1,233,300

Zions Bancorp 5.65%, 5/15/14 .................       1,750         1,708,934
                                                              --------------
                                                                   2,942,234
                                                              --------------
REITS--0.4%
Colonial Properties Trust 6.25%, 6/15/14(i) ..       3,050         3,043,385
HRPT Properties Trust 5.75%, 11/1/15 .........         860           826,816
                                                              --------------
                                                                   3,870,201
                                                              --------------
SPECIALIZED FINANCE--0.1%
CIT Group, Inc. 5.40%, 1/30/16 ...............       1,135         1,079,644


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

TOBACCO--0.1%
Reynolds (R.J.) Tobacco Holdings, Inc. 7.30%,
7/15/15 ......................................    $    900    $      918,000

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc. 6.50%,
2/15/12 ......................................         800           788,000

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series E 6.875%,
10/31/13 .....................................       2,300         2,360,688
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $81,681,005)                                     79,448,394
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--11.2%
Bear Stearns Adjustable Rate Mortgage
Trust 05-12, 13A1 5.474%, 2/25/36(c) .........       2,258         2,212,994

Citigroup Mortgage Loan Trust, Inc. 05-5,
2A3 5%, 8/25/35 ..............................       1,881         1,846,012

Citigroup/Deutsche Bank Commercial Mortgage
Trust 05-CD1, AM 5.40%, 7/15/44(c) ...........       2,240         2,157,400

Citigroup/Deutsche Bank Commercial Mortgage
Trust 06-CD2, A4 5.545%, 1/15/46(c) ..........       3,660         3,566,926

Countrywide Home Loan Mortgage Pass-Through
Trust 04-12, 12A1 4.767%, 8/25/34(c) .........         351           344,453

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ..............       2,691         2,665,361

Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.609%, 12/15/15(c) ................       5,265         5,197,387

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ...........................       2,400         2,305,720

CS First Boston Mortgage Securities Corp. ....
97-C2 B 6.72%, 1/17/35 .......................       9,000         9,183,843

CS First Boston Mortgage Securities Corp. ....
97-C2, A3 6.55%, 1/17/35 .....................       3,709         3,764,514

CS First Boston Mortgage Securities Corp. ....
98-C1 B 6.59%, 5/17/40 .......................       1,000         1,024,416

CS First Boston Mortgage Securities Corp. ....
99-C1, A2 7.29%, 9/15/41 .....................         339           355,202

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 ..........................       3,935         4,007,041

First Horizon Asset Securities, Inc. 05-AR1,
2A1 5.025%, 4/25/35(c) .......................       2,960         2,902,739


                        See Notes to Financial Statements
8

Phoenix Balanced Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

Freddie Mac Reference REMIC 06-AK 5.75%,
12/15/18 .....................................    $  1,790    $    1,783,538

GMAC Commercial Mortgage Securities, Inc. ....
97-C2, A3 6.566%, 4/15/29 ....................       1,934         1,961,163

GS Mortgage Securities Corp. II 05-GG4,
AJ 4.782%, 7/10/39 ...........................       4,900         4,552,432

GS Mortgage Securities Corp. II 99-C1,
A2 6.11%, 11/18/30(c) ........................       4,796         4,857,066

JPMorgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%, 3/15/33 ..      14,265        14,726,337

JPMorgan Mortgage Trust 05-S2, 2A15 6%,
9/25/35 ......................................       5,133         5,060,469

JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
1/25/21 ......................................       2,151         2,117,925

Lehman Brothers Commercial Conduit
Mortgage Trust 98-C4, A1B 6.21%, 10/15/35 ....         998         1,014,658

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%, 10/15/32 ....       4,855         5,103,475

Master Resecuritization Trust 05-1 144A 5%,
10/28/34(b) ..................................       1,840         1,732,191

MASTR Alternative Loans Trust 05-5, 4A1
5.50%, 7/25/20 ...............................       2,828         2,798,293

PNC Mortgage Acceptance Corp. 00-C2,
A2 7.30%, 10/12/33 ...........................       1,000         1,062,683

Residential Accredit Loans, Inc. 06-QA1,
A21 6.011%, 1/25/36(c) .......................       5,277         5,296,079

Structured Asset Securities Corp. 03-32,
1A1 5.246%, 11/25/33(c) ......................       2,033         1,938,471

Structured Asset Securities Corp. 05-17,
1A6 5.50%, 10/25/35 ..........................       2,953         2,879,083

Structured Asset Securities Corp. 05-6,
4A1 5%, 5/25/35 ..............................       4,301         4,049,576

Wells Fargo Mortgage Backed Securities Trust
04-BB, A1 4.565%, 1/25/35(c) .................       2,154         2,096,781

Wells Fargo Mortgage Backed Securities Trust
04-EE, 2A3 3.989%, 12/25/34(c) ...............       2,067         1,993,353

Wells Fargo Mortgage Backed Securities Trust
05-14, 2A1 5.50%, 12/25/35 ...................       4,472         4,285,926

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 ........................       1,869         1,806,276


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.109%, 6/25/35(c)  ............    $  1,015    $      980,427

Wells Fargo Mortgage Backed Securities Trust
05-AR16, 6A3 4.999%, 10/25/35(c)  ............       1,240         1,220,341

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A1 4.53%, 4/25/35(c) ................       5,054         4,917,790
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $121,344,946)                                   119,768,341
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.3%

AUSTRALIA--0.2%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 .....................................       2,210(j)      1,688,003

BRAZIL--0.4%
Federative Republic of Brazil 9.25%, 10/22/10          100           113,450
Federative Republic of Brazil 7.875%, 3/7/15 .       2,250         2,428,875
Federative Republic of Brazil 12.50%, 1/5/16 .       2,325(k)      1,122,395
Federative Republic of Brazil 8.875%, 10/14/19         500           577,500
                                                              --------------
                                                                   4,242,220
                                                              --------------
CHILE--0.1%
Republic of Chile 5.526%, 1/28/08(c) .........         750           753,000

MEXICO--0.0%
United Mexican States 5.875%, 1/15/14 ........         400           395,600

NEW ZEALAND--0.1%
Commonwealth of New Zealand Series 1106 8%,
11/15/06 .....................................       1,595(l)      1,024,776

PANAMA--0.3%
Republic of Panama 7.25%, 3/15/15 ............         700           739,200
Republic of Panama 9.375%, 1/16/23 ...........       1,650         2,029,500
                                                              --------------
                                                                   2,768,700
                                                              --------------
PERU--0.0%
Republic of Peru 7.35%, 7/21/25 ..............         290           287,825

PHILIPPINES--0.1%
Republic of Philippines 8.375%, 2/15/11 ......       1,090         1,185,375
Republic of Philippines 10.625%, 3/16/25 .....         285           369,787
                                                              --------------
                                                                   1,555,162
                                                              --------------
RUSSIA--0.1%
Russian Federation RegS 5%, 3/31/30(c)(f) ....       1,250         1,357,813
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $13,796,755)                                     14,073,099
----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

FOREIGN CORPORATE BONDS(D)--3.2%

AUSTRALIA--0.1%
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)  $    575    $      541,070

BRAZIL--0.1%
Petrobras International Finance Co. 9.125%,
7/2/13 .......................................         750           871,875

CHILE--0.8%
Banco Santander Chile 144A 5.375%, 12/9/14(b)          875           831,909

Celulosa Arauco y Constitucion SA 5.625%,
4/20/15 ......................................       1,100         1,037,558

Enersis SA 7.375%, 1/15/14 ...................       3,700         3,827,824

HQI Transelectric Chile SA 7.875%, 4/15/11 ...       1,000         1,066,826

Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ...................................       1,853         1,735,762
                                                              --------------
                                                                   8,499,879
                                                              --------------
FINLAND--0.1%
Stora Enso Oyj 144A 6.404%, 4/15/16(b) .......         850           842,886

GERMANY--0.3%
Deutsche Bank AG NY Series GS 4.72%,
3/22/12(c) ...................................       2,750         2,602,325

Deutsche Telekom International Finance BV 8%,
6/15/10 ......................................         500           543,492
                                                              --------------
                                                                   3,145,817
                                                              --------------
KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 7%,
11/3/09(b) ...................................       2,250         2,272,500

MEXICO--0.3%
America Movil SA de CV 5.75%, 1/15/15 ........       1,055         1,007,525

Pemex Project Funding Master Trust 5.75%,
12/15/15 .....................................       2,850         2,701,800
                                                              --------------
                                                                   3,709,325
                                                              --------------
NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.125%, 9/17/13 .....       1,750         1,677,688

RUSSIA--0.2%
Gazprom OAO 144A (Gazstream SA) 5.625%,
7/22/13(b) ...................................         339           336,036

Gazprom RegS (Morgan Stanley AG) 9.625%,
3/1/13(f) ....................................       1,800         2,124,000
                                                              --------------
                                                                   2,460,036
                                                              --------------


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

SINGAPORE--0.2%
Chartered Semiconductor Manufacturing Ltd. ...
5.75%, 8/3/10 ................................    $    875    $      863,526

DBS Bank Ltd. 144A 5%, 11/15/19(b)(c) ........       1,900         1,767,414
                                                              --------------
                                                                   2,630,940
                                                              --------------
SOUTH KOREA--0.1%
Korea Development Bank 5.50%, 11/13/12 .......         700           693,493

UNITED KINGDOM--0.3%
HBOS plc 144A 5.375%, 11/29/49(b)(c) .........       3,250         3,098,771
Vodafone Group plc 5%, 9/15/15 ...............         455           419,989
                                                              --------------
                                                                   3,518,760
                                                              --------------
UNITED STATES--0.3%
Amvescap plc 5.375%, 12/15/14 ................       2,000         1,890,770
XL Capital Europe plc 6.50%, 1/15/12 .........         855           875,167
                                                              --------------
                                                                   2,765,937
                                                              --------------
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $34,857,520)                                     33,630,206
----------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--55.6%

                                                  SHARES
                                                  --------
ADVERTISING--0.5%
Harte-Hanks, Inc. ............................     186,900         5,102,370

AEROSPACE & DEFENSE--1.7%
United Technologies Corp. ....................     282,300        17,731,263

AIR FREIGHT & LOGISTICS--0.9%
FedEx Corp. ..................................      86,900        10,004,797

AIRLINES--0.7%
Alaska Air Group, Inc.(m) ....................     188,200         7,144,072

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Mellon Financial Corp. .......................     179,600         6,758,348

BIOTECHNOLOGY--0.9%
Invitrogen Corp.(m) ..........................     146,000         9,637,460

COMMUNICATIONS EQUIPMENT--2.8%
Cisco Systems, Inc.(m) .......................     429,500         8,998,025
CommScope, Inc.(m) ...........................     353,200        11,673,260
Motorola, Inc. ...............................     435,300         9,293,655
                                                              --------------
                                                                  29,964,940
                                                              --------------
COMPUTER HARDWARE--1.5%
International Business Machines Corp. ........     201,300        16,575,042


                        See Notes to Financial Statements
10

Phoenix Balanced Fund

                                                   SHARES         VALUE
                                                  --------    --------------

DATA PROCESSING & OUTSOURCED SERVICES--2.0%
Alliance Data Systems Corp.(m) ...............     245,600    $   13,508,000
Automatic Data Processing, Inc. ..............     183,800         8,101,904
                                                              --------------
                                                                  21,609,904
                                                              --------------
DIVERSIFIED BANKS--3.7%
Wachovia Corp. ...............................     298,200        17,847,270
Wells Fargo & Co. ............................     323,100        22,193,739
                                                              --------------
                                                                  40,041,009
                                                              --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
Cintas Corp. .................................     150,800         6,330,584

DRUG RETAIL--0.5%
CVS Corp. ....................................     197,100         5,857,812

ELECTRIC UTILITIES--0.6%
DPL, Inc. ....................................     250,800         6,814,236

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Emerson Electric Co. .........................      73,500         6,243,825

ENVIRONMENTAL & FACILITIES SERVICES--1.5%
Waste Management, Inc. .......................     424,600        15,905,516

FOOTWEAR--0.5%
NIKE, Inc. Class B ...........................      68,700         5,622,408

HEALTH CARE EQUIPMENT--5.0%
Baxter International, Inc. ...................     363,500        13,703,950
Beckman Coulter, Inc. ........................     201,000        10,323,360
Fisher Scientific International, Inc.(m) .....     236,300        16,670,965
Thermo Electron Corp.(m) .....................     316,400        12,194,056
                                                              --------------
                                                                  52,892,331
                                                              --------------
HEALTH CARE SERVICES--0.3%
Quest Diagnostics, Inc. ......................      59,400         3,310,362

HOUSEHOLD PRODUCTS--3.4%
Church & Dwight Co., Inc. ....................      87,800         3,219,626
Colgate-Palmolive Co. ........................     147,500         8,720,200
Procter & Gamble Co. (The) ...................     360,200        20,967,242
Spectrum Brands, Inc.(m) .....................     181,200         2,998,860
                                                              --------------
                                                                  35,905,928
                                                              --------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--1.3%
Manpower, Inc. ...............................     212,000        13,811,800

INDUSTRIAL CONGLOMERATES--3.1%
General Electric Co. .........................     959,600        33,192,564

INDUSTRIAL MACHINERY--0.4%
Danaher Corp. ................................      70,300         4,506,933

INTEGRATED OIL & GAS--1.9%
Exxon Mobil Corp. ............................     327,000        20,627,160


                                                   SHARES         VALUE
                                                  --------    --------------

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
AT&T, Inc. ...................................     138,500    $    3,630,085
Verizon Communications, Inc. .................     145,000         4,789,350
                                                              --------------
                                                                   8,419,435
                                                              --------------
INVESTMENT BANKING & BROKERAGE--1.2%
Merrill Lynch & Co., Inc. ....................     168,000        12,811,680

MANAGED HEALTH CARE--3.1%
Centene Corp.(m) .............................     429,800        11,041,562
CIGNA Corp. ..................................      86,800         9,287,600
Coventry Health Care, Inc.(m) ................     107,100         5,319,657
WellCare Health Plans, Inc.(m) ...............     184,600         7,731,048
                                                              --------------
                                                                  33,379,867
                                                              --------------
MOVIES & ENTERTAINMENT--0.8%
Walt Disney Co. (The) ........................     300,100         8,390,796

MULTI-UTILITIES--1.2%
PG&E Corp. ...................................     315,100        12,553,584

OIL & GAS DRILLING--1.2%
ENSCO International, Inc. ....................     105,100         5,621,799
Transocean, Inc.(m) ..........................      84,800         6,874,736
                                                              --------------
                                                                  12,496,535
                                                              --------------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
Anadarko Petroleum Corp. .....................      87,000         9,119,340

OTHER DIVERSIFIED FINANCIAL SERVICES--5.0%
Bank of America Corp. ........................     486,900        24,306,048
Citigroup, Inc. ..............................     160,601         8,022,020
JPMorgan Chase & Co. .........................     458,900        20,824,882
                                                              --------------
                                                                  53,152,950
                                                              --------------
PACKAGED FOODS & MEATS--0.8%
Dean Foods Co.(m) ............................     107,600         4,262,036
Kellogg Co. ..................................      80,400         3,723,324
TreeHouse Foods, Inc.(m) .....................      21,460           562,252
                                                              --------------
                                                                   8,547,612
                                                              --------------

PHARMACEUTICALS--1.6%
Johnson & Johnson ............................     141,400         8,287,454
Pfizer, Inc. .................................     335,900         8,508,347
                                                              --------------
                                                                  16,795,801
                                                              --------------
RESTAURANTS--0.8%
McDonald's Corp. .............................     236,100         8,161,977

SEMICONDUCTORS--0.4%
Intel Corp. ..................................     195,700         3,910,086

SOFT DRINKS--0.9%
Coca-Cola Co. (The) ..........................     221,100         9,277,356


                        See Notes to Financial Statements

Phoenix Balanced Fund

                                                   SHARES         VALUE
                                                  --------    --------------

SYSTEMS SOFTWARE--1.3%
Microsoft Corp. ..............................     569,800    $   13,760,670

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp. ..........................     263,631         6,538,049
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $463,682,924)                                   592,906,402
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--2.4%

APPLICATION SOFTWARE--1.3%
Amdocs Ltd. (United States)(m) ...............     360,000        13,392,000

COMMUNICATIONS EQUIPMENT--0.7%
Alcatel SA Sponsored ADR (France)(m) .........     529,000         7,628,180

ELECTRONIC MANUFACTURING SERVICES--0.4%
Flextronics International Ltd. (Singapore)(m)      369,500         4,197,520
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $21,016,157)                                     25,217,700
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $920,456,328)                                 1,044,464,101
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--4.6%

MONEY MARKET MUTUAL FUNDS--2.2%
State Street Navigator Prime Portfolio
(4.814% seven day effective yield)(o) ........  22,992,821        22,992,821


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                  --------    --------------

FEDERAL AGENCY SECURITIES(p)--0.1%
FHLB 4.63%, 5/1/06 ...........................    $  1,545    $    1,545,000

COMMERCIAL PAPER(p)--2.3%
CAFCO LLC 4.81%, 5/1/06 ......................       6,855         6,855,000
Gannett Co. 4.77%, 5/2/06 ....................       3,015         3,014,600
Abbott Laboratories 4.78%, 5/3/06 ............       2,790         2,789,259
Cargill, Inc. 4.79%, 5/3/06 ..................       4,225         4,223,876
Danske Corp. 4.77%, 5/10/06 ..................       1,290         1,288,462
George Street Finance LLC 4.85%, 5/15/06 .....       4,834         4,824,883
Gemini Securitization LLC 4.85%, 6/22/06 .....       1,000           993,063
                                                              --------------
                                                                  23,989,143
                                                              --------------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $48,526,895)                                     48,526,964
----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.5%
(IDENTIFIED COST $968,983,223)                                 1,092,991,065(a)

Other assets and liabilities, net--(2.5)%                        (26,154,436)
                                                              --------------
NET ASSETS--100.0%                                            $1,066,836,629
                                                              ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $149,225,388 and gross depreciation of $25,644,089 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $969,409,766.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $27,868,570 or 2.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Illiquid and restricted security. At April 30, 2006, this security amounted to a value of $5,142,080 or 0.5% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(g) Escrowed to maturity.
(h) When-issued security.
(i) All or a portion segregated as collateral for when-issued securities.
(j) Par value represents Australian Dollar.
(k) Par represents Brazilian Real.
(l) Par value represents New Zealand Dollar.
(m) Non-income producing.
(n) All or a portion of security is on loan.
(o) Represents security purchased with cash collateral received for securities on loan.
(p) The rate shown is the discount rate.


                        See Notes to Financial Statements
12

PHOENIX BALANCED FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  including $22,523,714 of securities on loan
  (Identified cost $968,983,223)                                  $1,092,991,065
Cash                                                                      29,274
Receivables
  Dividends and interest                                               4,537,164
  Investment securities sold                                           3,300,466
  Fund shares sold                                                       122,203
Unrealized appreciation on forward currency contracts                     23,115
Prepaid expenses                                                          39,559
                                                                  --------------
        Total assets                                               1,101,042,846
                                                                  --------------
LIABILITIES
Payables
  Investment securities purchased                                      8,656,270
  Fund shares repurchased                                              1,376,953
  Upon return of securities loaned                                    22,992,821
  Investment advisory fee                                                479,790
  Transfer agent fee                                                     278,624
  Distribution and service fees                                          277,468
  Financial agent fee                                                     52,133
  Trustees' fee                                                            8,115
  Other accrued expenses                                                  84,043
                                                                  --------------
        Total liabilities                                             34,206,217
                                                                  --------------
NET ASSETS                                                        $1,066,836,629
                                                                  ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $  898,675,881
Undistributed net investment income                                    2,052,533
Accumulated net realized gain                                         42,075,470
Net unrealized appreciation                                          124,032,745
                                                                  --------------
NET ASSETS                                                        $1,066,836,629
                                                                  --------------
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $972,812,636)                   64,299,862
Net asset value per share                                                 $15.13
Offering price per share $15.13/(1-5.75%)                                 $16.05

CLASS B
Shares of beneficial interest outstanding,
  no par value, unlimited
  authorization (Net Assets $16,972,982)                               1,125,893
Net asset value and offering price per share                              $15.08

CLASS C
Shares of beneficial interest outstanding,
  no par value, unlimited
  authorization (Net Assets $77,051,011)                               5,114,716
NET ASSET VALUE AND OFFERING PRICE PER SHARE                              $15.06






                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2006
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                           $12,130,202
Dividends                                                            5,641,467
Security lending                                                       163,562
Foreign taxes withheld                                                  (2,972)
                                                                   -----------
        Total investment income                                     17,932,259
                                                                   -----------
EXPENSES
Investment advisory fee                                              2,960,491
Service fees, Class A                                                1,234,362
Distribution and service fees, Class B                                  92,733
Distribution and service fees, Class C                                 394,909
Financial agent fee                                                    312,533
Transfer agent                                                         791,774
Printing                                                                96,864
Custodian                                                               60,329
Trustees                                                                27,160
Registration                                                            25,804
Professional                                                            14,773
Miscellaneous                                                           76,562
                                                                   -----------
        Total expenses                                               6,088,294
Custodian fees paid indirectly                                          (4,675)
                                                                   -----------
        Net expenses                                                 6,083,619
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                        11,848,640
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments                             43,229,761
Net realized gain (loss) on foreign currency
  transactions                                                        (142,773)
Net change in unrealized appreciation
  (depreciation) on investments                                     24,780,675
Net change in unrealized appreciation
  (depreciation) on foreign currency
  transactions and translation                                         120,989
                                                                   -----------
NET GAIN (LOSS) ON INVESTMENTS                                      67,988,652
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $79,837,292
                                                                   ===========


                        See Notes to Financial Statements

PHOENIX BALANCED FUND


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Six Months
                                                                                     Ended
                                                                                 April 30, 2006      Year Ended
                                                                                   (Unaudited)     October 31, 2005
                                                                                 --------------    ----------------
FROM OPERATIONS
  Net investment income (loss)                                                   $   11,848,640     $   21,871,032
  Net realized gain (loss)                                                           43,086,988         24,779,512
  Net change in unrealized appreciation (depreciation)                               24,901,664        (12,166,292)
                                                                                 --------------     --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        79,837,292         34,484,252
                                                                                 --------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                                    (11,251,016)       (20,144,812)
  Net investment income, Class B                                                       (143,325)          (255,907)
  Net investment income, Class C                                                       (613,680)          (527,723)
  Net realized short-term gains, Class A                                            (12,924,379)                --
  Net realized short-term gains, Class B                                               (252,408)                --
  Net realized short-term gains, Class C                                             (1,045,946)                --
  Net realized long-term gains, Class A                                              (9,843,957)       (35,738,276)
  Net realized long-term gains, Class B                                                (192,248)          (660,946)
  Net realized long-term gains, Class C                                                (796,653)                --
                                                                                 --------------     --------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (37,063,612)       (57,327,664)
                                                                                 --------------     --------------
FROM SHARE TRANSACTIONS

CLASS A
  Proceeds from sales of shares (598,103 and 1,623,250 shares, respectively)          8,903,063         24,205,911
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (0 and 14,653,836 shares respectively) (See Note 10)                                     --        212,480,812
  Net asset value of shares issued from reinvestment of distributions
    (2,121,546 and 3,468,999 shares, respectively)                                   31,129,667         51,652,995
  Cost of shares repurchased (7,184,810 and 12,821,283 shares, respectively)       (106,954,953)      (191,087,783)
                                                                                 --------------     --------------
Total                                                                               (66,922,223)        97,251,935

                                                                                 --------------     --------------
CLASS B

  Proceeds from sales of shares (59,076 and 138,483 shares, respectively)               877,845          2,047,404
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (0 and 603,106 shares respectively) (See Note 10)                                        --          8,720,927
  Net asset value of shares issued from reinvestment of distributions
    (35,386 and 57,446 shares, respectively)                                            517,142            853,905
  Cost of shares repurchased (345,424 and 548,056 shares, respectively)              (5,118,941)        (8,112,683)
                                                                                 --------------     --------------
Total                                                                                (3,723,954)         3,509,553
                                                                                 --------------     --------------
CLASS C

  Proceeds from sales of shares (34,843 and 23,799 shares, respectively)                513,519            348,321
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (0 and 6,217,229 shares respectively) (See Note 10)                                      --         89,901,271
  Net asset value of shares issued from reinvestment of distributions
    (136,083 and 28,299 shares, respectively)                                         1,987,752            418,151
  Cost of shares repurchased (652,267 and 673,270 shares, respectively)              (9,662,941)        (9,912,197)
                                                                                 --------------     --------------
Total                                                                                (7,161,670)        80,755,546
                                                                                 --------------     --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         (77,807,847)       181,517,034
                                                                                 --------------     --------------
  NET INCREASE (DECREASE) IN NET ASSETS                                             (35,034,167)       158,673,622

NET ASSETS
  Beginning of period                                                             1,101,870,796        943,197,174
                                                                                 --------------     --------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $2,052,533 AND $2,211,914, RESPECTIVELY)                                     $1,066,836,629     $1,101,870,796
                                                                                 ==============     ==============

                        See Notes to Financial Statements
14

Phoenix Balanced Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2006  ------------------------------------------------------------
                                           (UNAUDITED)    2005          2004         2003(4)      2002(3)       2001
Net asset value, beginning of period        $14.55       $14.98       $14.31        $12.82        $14.27       $17.63
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.17(2)      0.32(2)      0.29(2)       0.28(2)       0.34(2)      0.41
  Net realized and unrealized gain (loss)     0.92         0.18         0.69          1.49         (1.43)       (1.20)
                                            ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         1.09         0.50         0.98          1.77         (1.09)       (0.79)
                                            ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.17)       (0.32)       (0.31)        (0.28)        (0.36)       (0.48)
  Distributions from net realized gains      (0.34)       (0.61)          --            --            --        (2.09)
                                            ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                     (0.51)       (0.93)       (0.31)        (0.28)        (0.36)       (2.57)
                                            ------       ------       ------        ------        ------       ------
Change in net asset value                     0.58        (0.43)        0.67          1.49         (1.45)       (3.36)
                                            ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD              $15.13       $14.55       $14.98        $14.31        $12.82       $14.27
                                            ======       ======       ======        ======        ======       ======
Total return(1)                               7.62%(6)     3.21%        6.91%        13.98%        (7.77)%      (4.46)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)   $972,813   $1,000,790     $926,383      $999,427      $981,389   $1,207,395

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.05%(5)     1.05%        1.06%         1.07%         1.02 %       1.00 %
  Net investment income (loss)                2.25%(5)     2.16%        1.98%         2.10%         2.46 %       2.58 %
Portfolio turnover                              31%(6)       58%          68%           92%           52 %         45 %



                                                                             CLASS B
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2006 ------------------------------------------------------------
                                           (UNAUDITED)    2005          2004         2003(4)      2002(3)       2001
Net asset value, beginning of period        $14.50       $14.93       $14.26        $12.78        $14.23       $17.52
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.11(2)      0.21(2)      0.18(2)       0.18(2)       0.24(2)      0.30
  Net realized and unrealized gain (loss)     0.93         0.18         0.69          1.48         (1.43)       (1.18)
                                            ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         1.04         0.39         0.87          1.66         (1.19)       (0.88)
                                            ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.12)       (0.21)       (0.20)        (0.18)        (0.26)       (0.32)
  Distributions from net realized gains      (0.34)       (0.61)        --             --             --        (2.09)
                                            ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                     (0.46)       (0.82)       (0.20)        (0.18)        (0.26)       (2.41)
                                            ------       ------       ------        ------        ------       ------
Change in net asset value                     0.58        (0.43)        0.67          1.48         (1.45)       (3.29)
                                            ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD              $15.08       $14.50       $14.93        $14.26        $12.78       $14.23
                                            ======       ======       ======        ======        ======       ======
Total return(1)                               7.18%(6)     2.47%        6.12%        13.09%        (8.49)%      (5.10)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $16,973      $19,970      $16,814       $21,374       $25,768      $32,457

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.80%(5)     1.80%        1.80%         1.82%         1.77 %       1.75 %
  Net investment income (loss)                1.51%(5)     1.39%        1.23%         1.37%         1.71 %       1.83 %
Portfolio turnover                              31%(6)       58%          68%           92%           52 %         45 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 2.45% to 2.46% and from 1.70% to 1.71% for Class A and Class B, respectively. There was no effect to net investment income (loss) per share or to net realized and unrealized gain
    (loss) per share for Class A and B. Per share ratios and supplemental data for prior periods have not been restated
    to reflect this change.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under high yield debt instruments, previously included within interest income, as a component of realized gain
    (loss) in the statement of operations. There was no impact on either the per share net investment income or the net realized and unrealized gain (loss) or the investment income ratios for the year ended October 31, 2003.
(5) Annualized.
(6) Not annualized.

                       See Notes to Financial Statements

Phoenix Balanced Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                          CLASS C
                                            ------------------------------------
                                               SIX MONTHS
                                                  ENDED          FROM INCEPTION
                                             APRIL 30, 2006    APRIL 19, 2005 TO
                                               (UNAUDITED)      OCTOBER 31, 2005
Net asset value, beginning of period              $14.49            $14.47
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)                   0.11              0.10
  Net realized and unrealized gain (loss)           0.92              0.01
                                                  ------            ------
     TOTAL FROM INVESTMENT OPERATIONS               1.03              0.11
                                                  ------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.12)            (0.09)
  Distributions from net realized gains            (0.34)               --
                                                  ------            ------
     TOTAL DISTRIBUTIONS                           (0.46)            (0.09)
                                                  ------            ------
Change in net asset value                           0.57              0.02
                                                  ------            ------
NET ASSET VALUE, END OF PERIOD                    $15.06            $14.49
                                                  ======            ======
Total return(1)                                     7.18%(4)          0.75%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)          $77,051           $81,111

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                1.80%(3)          1.80%(3)
  Net investment income (loss)                      1.50%(3)          1.22%(3)
Portfolio turnover                                    31%(4)            58%


(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements
16

PHOENIX CAPITAL GROWTH FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Capital Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                  Beginning          Ending       Expenses Paid
   Capital Growth Fund          Account Value     Account Value      During
        Class A               October 31, 2005    April 30, 2006     Period*
------------------------      ----------------    --------------  -------------
Actual                            $1,000.00         $1,053.20       $6.86

Hypothetical (5% return
  before expenses)                 1,000.00          1,018.03        6.77

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.35%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                  Beginning          Ending       Expenses Paid
   Capital Growth Fund          Account Value     Account Value      During
        Class B               October 31, 2005    April 30, 2006     Period*
------------------------      ----------------    --------------  -------------
Actual                            $1,000.00         $1,048.90      $10.66

Hypothetical (5% return
  before expenses)                 1,000.00          1,014.26       10.54

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.10%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Capital Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/06
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology     27%
Consumer Discretionary     18
Health Care                15
Industrials                11
Consumer Staples            8
Financials                  5
Other                      16


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                  (UNAUDITED)

                                                     SHARES        VALUE
                                                    -------     ------------

DOMESTIC COMMON STOCKS--93.0%

AIR FREIGHT & LOGISTICS--2.7%
FedEx Corp.(e) .................................    130,000     $ 14,966,900

APPAREL RETAIL--2.1%
Urban Outfitters, Inc.(b)(e) ...................    510,000       11,832,000

APPLICATION SOFTWARE--3.2%
Adobe Systems, Inc.(b) .........................    205,000        8,036,000
Autodesk, Inc.(b)(e) ...........................    225,000        9,459,001
                                                                ------------
                                                                  17,495,001
                                                                ------------
BIOTECHNOLOGY--7.7%
Cephalon, Inc.(b)(e) ...........................    170,000       11,162,200
Genentech, Inc.(b)(e) ..........................    165,000       13,152,150
Genzyme Corp.(b)(e) ............................    185,000       11,314,600
Gilead Sciences, Inc.(b) .......................    120,000        6,900,000
                                                                ------------
                                                                  42,528,950
                                                                ------------
COMMUNICATIONS EQUIPMENT--6.9%
Cisco Systems, Inc.(b)(e) ......................    980,000       20,531,000
Juniper Networks, Inc.(b)(e) ...................    560,000       10,348,800
QUALCOMM, Inc.(e) ..............................    135,000        6,930,900
                                                                ------------
                                                                  37,810,700
                                                                ------------
COMPUTER HARDWARE--3.2%
Apple Computer, Inc.(b)(e) .....................    250,000       17,597,500

COMPUTER STORAGE & PERIPHERALS--2.1%
EMC Corp.(b)(e) ................................    840,000       11,348,400

CONSUMER FINANCE--2.2%
SLM Corp.(e) ...................................    230,000       12,162,400


                                                     SHARES        VALUE
                                                    -------     ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.6%
Paychex, Inc.(e) ...............................    220,000     $  8,885,800

DEPARTMENT STORES--2.4%
Kohl's Corp.(b)(e) .............................    240,000       13,401,600

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.1%
Corporate Executive Board Co. (The)(e) .........    110,000       11,784,300

DRUG RETAIL--2.7%
Walgreen Co.(e) ................................    350,000       14,675,500

FOOD RETAIL--0.9%
Whole Foods Market, Inc.(e) ....................     85,000        5,217,300

FOOTWEAR--2.3%
NIKE, Inc. Class B(e) ..........................    155,000       12,685,200

GENERAL MERCHANDISE STORES--2.8%
Target Corp.(e) ................................    295,000       15,664,500

HEALTH CARE EQUIPMENT--4.0%
Medtronic, Inc.(e) .............................    440,000       22,052,800

HEALTH CARE SERVICES--1.5%
Medco Health Solutions, Inc.(b)(e) .............    160,000        8,516,800

HOME IMPROVEMENT RETAIL--1.8%
Lowe's Cos., Inc.(e) ...........................    160,000       10,088,000

HOTELS, RESORTS & CRUISE LINES--2.0%
Carnival Corp.(e) ..............................    235,000       11,002,700

HOUSEHOLD PRODUCTS--3.1%
Procter & Gamble Co. (The)(e) ..................    290,000       16,880,900


                        See Notes to Financial Statements
18

Phoenix Capital Growth Fund

                                                     SHARES        VALUE
                                                    -------     ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.1%
Monster Worldwide, Inc.(b)(e) ..................    205,000     $ 11,767,000

INDUSTRIAL CONGLOMERATES--3.1%
General Electric Co. ...........................    495,000       17,122,050

INDUSTRIAL MACHINERY--1.4%
Illinois Tool Works, Inc.(e) ...................     75,000        7,702,500

INTERNET SOFTWARE & SERVICES--5.1%
eBay, Inc.(b)(e) ...............................    260,000        8,946,601
Yahoo!, Inc.(b)(e) .............................    585,000       19,176,300
                                                                ------------
                                                                  28,122,901
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.6%
Morgan Stanley(e) ..............................    220,000       14,146,000

MANAGED HEALTH CARE--2.3%
UnitedHealth Group, Inc.(e) ....................    250,000       12,435,000

MOVIES & ENTERTAINMENT--2.3%
Walt Disney Co. (The)(e) .......................    460,000       12,861,600

REGIONAL BANKS--1.1%
Commerce Bancorp, Inc.(e) ......................    150,000        6,051,000

RESTAURANTS--2.4%
Starbucks Corp.(b)(e) ..........................    350,000       13,044,500

SEMICONDUCTORS--5.0%
Intel Corp.(e) .................................    595,000       11,888,100
Maxim Integrated Products, Inc.(e) .............    300,000       10,578,000
Xilinx, Inc.(e) ................................    195,000        5,395,650
                                                                ------------
                                                                  27,861,750
                                                                ------------
SOFT DRINKS--2.2%
PepsiCo, Inc.(e) ...............................    205,000       11,939,200

SPECIALTY STORES--2.3%
Staples, Inc.(e) ...............................    477,500       12,610,775

SYSTEMS SOFTWARE--2.3%
Microsoft Corp. ................................    525,000       12,678,750


                                                     SHARES        VALUE
                                                    -------     ------------

TRADING COMPANIES & DISTRIBUTORS--1.5%
Fastenal Co.(e) ................................    175,000     $  8,191,750
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $436,615,997)                                   513,132,027
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--3.4%

APPLICATION SOFTWARE--2.0%
SAP AG Sponsored ADR (Germany)(e) ..............    200,000       10,926,000

PHARMACEUTICALS--1.4%
Teva Pharmaceutical Industries Ltd. ADR
(United States)(e) .............................    190,000        7,695,000
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $13,994,143)                                     18,621,000
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.4%
(IDENTIFIED COST $450,610,140)                                   531,753,027
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--19.7%

MONEY MARKET MUTUAL FUNDS--19.5%
State Street Navigator Prime Portfolio
(4.814% seven day effective yield)(d) ..........107,655,524      107,655,524


                                                     PAR
                                                    VALUE
                                                    (000)
                                                    ------
COMMERCIAL PAPER(f)--0.2%
Danske Corp. 4.755%, 5/5/06 ....................    $ 1,120        1,119,408
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $108,774,932)                                   108,774,932
----------------------------------------------------------------------------

TOTAL INVESTMENTS--116.1%
(IDENTIFIED COST $559,385,072)                                   640,527,959(a)

Other assets and liabilities, net--(16.1)%                       (89,001,617)
                                                                ------------
NET ASSETS--100.0%                                              $551,526,342
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $91,323,651 and gross depreciation of $10,859,380 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $560,063,688.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) Represent security purchased with cash collateral received for securities on loan.
(e) All or a portion of security is on loan.
(f) The rate shown is the discount rate.


                        See Notes to Financial Statements

PHOENIX CAPITAL GROWTH FUND




                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value,
  including $105,260,785 of securities on loan
  (Identified cost $559,385,072)                                  $ 640,527,959
Cash                                                                        404
Receivables
  Investment securities sold                                         20,479,805
  Dividends                                                             141,550
  Fund shares sold                                                       14,362
Prepaid expenses                                                         20,953
                                                                  -------------
     Total assets                                                   661,185,033
                                                                  -------------
LIABILITIES
Payables
  Fund shares repurchased                                             1,148,786
  Upon return of securities loaned                                  107,655,524
  Investment advisory fee                                               321,578
  Transfer agent fee                                                    288,655
  Distribution and service fees                                         121,561
  Financial agent fee                                                    29,203
  Trustees' fee                                                           1,361
  Other accrued expenses                                                 92,023
                                                                  -------------
     Total liabilities                                              109,658,691
                                                                  -------------
NET ASSETS                                                        $ 551,526,342
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 831,022,388
Accumulated net investment loss                                        (988,301)
Accumulated net realized loss                                      (359,650,632)
Net unrealized appreciation                                          81,142,887
                                                                  -------------
NET ASSETS                                                        $ 551,526,342
                                                                  =============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $540,839,224)                  34,672,729
Net asset value per share                                                $15.60
Offering price per share $15.60/(1-5.75%)                                $16.55

CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $10,687,118)                      744,340
Net asset value and offering price per share                             $14.36




                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $ 2,558,224
Interest                                                               407,429
Security lending                                                        45,037
Foreign taxes withheld                                                  (4,763)
                                                                   -----------
     Total investment income                                         3,005,927
                                                                   -----------
EXPENSES
Investment advisory fee                                              2,036,489
Service fees, Class A                                                  712,795
Distribution and service fees, Class B                                  58,088
Financial agent fee                                                    176,072
Transfer agent                                                         748,532
Printing                                                               110,803
Custodian                                                               29,353
Trustees                                                                19,891
Registration                                                            15,953
Professional                                                            14,293
Miscellaneous                                                           43,197
                                                                   -----------
     Total expenses                                                  3,965,466
Custodian fees paid indirectly                                            (428)
                                                                   -----------
     Net expenses                                                    3,965,038
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                          (959,111)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             34,305,482
Net change in unrealized appreciation (depreciation) on
  investments                                                       (2,100,870)
NET GAIN (LOSS) ON INVESTMENTS                                      32,204,612
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $31,245,501
                                                                   ===========

                        See Notes to Financial Statements
20

PHOENIX CAPITAL GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                               Six Months
                                                                                                 Ended
                                                                                             April 30, 2006      Year Ended
                                                                                               (Unaudited)    October 31, 2005
                                                                                             --------------   ----------------
FROM OPERATIONS
  Net investment income (loss)                                                                $   (959,111)     $   3,099,696
  Net realized gain (loss)                                                                      34,305,482         55,163,732
  Net change in unrealized appreciation (depreciation)                                          (2,100,870)       (24,820,624)
                                                                                              ------------      -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   31,245,501         33,442,804
                                                                                              ------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS

  Net investment income, Class A                                                                (3,128,886)                --
  Net investment income, Class B                                                                        --                 --
                                                                                              ------------      -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (3,128,886)                --
                                                                                              ------------      -------------
FROM SHARE TRANSACTIONS

CLASS A
  Proceeds from sales of shares (335,083 and 2,223,821 shares, respectively)                     5,231,352         32,640,231
  Net asset value of shares issued from reinvestment of distributions
    (184,810 and 0 shares, respectively)                                                         2,899,681                 --
  Cost of shares repurchased (4,797,015 and 22,693,232 shares, respectively)                   (74,879,930)      (329,946,540)
                                                                                              ------------      -------------
Total                                                                                          (66,748,897)      (297,306,309)
                                                                                              ------------      -------------
CLASS B
  Proceeds from sales of shares (40,721 and 115,481 shares, respectively)                          582,764          1,565,853
  Net asset value of shares issued from reinvestment of distributions
    (0 and 0 shares, respectively)                                                                      --                 --
  Cost of shares repurchased (167,188 and 484,314 shares, respectively)                         (2,400,676)        (6,562,394)
                                                                                              ------------      -------------
Total                                                                                           (1,817,912)        (4,996,541)
                                                                                              ------------      -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    (68,566,809)      (302,302,850)
                                                                                              ------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                        (40,450,194)      (268,860,046)

NET ASSETS
  Beginning of period                                                                          591,976,536        860,836,582
                                                                                              ------------      -------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF $(988,301) AND $3,099,696, RESPECTIVELY)           $551,526,342      $ 591,976,536
                                                                                              ============      =============

                        See Notes to Financial Statements

Phoenix Capital Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2006 ------------------------------------------------------------
                                           (UNAUDITED)    2005          2004         2003         2002(3)       2001
Net asset value, beginning of period        $14.89       $14.21       $13.90        $11.89        $13.76       $29.14
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)            (0.02)        0.07        (0.06)        (0.06)        (0.07)       (0.08)
  Net realized and unrealized gain (loss)     0.81         0.61         0.37          2.07         (1.80)      (13.76)
                                            ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.79         0.68         0.31          2.01         (1.87)      (13.84)
                                            ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.08)          --           --            --            --           --
  Distributions from net realized gains         --           --           --            --            --        (1.54)
                                            ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                     (0.08)          --           --            --            --        (1.54)
                                            ------       ------       ------        ------        ------       ------
Change in net asset value                     0.71         0.68         0.31          2.01         (1.87)      (15.38)
                                            ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD              $15.60       $14.89       $14.21        $13.90        $11.89       $13.76
                                            ======       ======       ======        ======        ======       ======
Total return(1)                               5.32 %(5)    4.79%        2.23 %       16.90 %      (13.59)%     (49.46)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $540,839     $580,058     $844,523      $896,872      $835,713   $1,198,984

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.35 %(4)    1.36%        1.34 %        1.36 %        1.29 %       1.17 %
  Net investment income (loss)               (0.31)%(4)    0.45%       (0.39)%       (0.49)%       (0.51)%      (0.42)%
Portfolio turnover                              33 %(5)      67%          57 %          39 %         109 %         63 %


                                                                             CLASS B
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2006 ------------------------------------------------------------
                                           (UNAUDITED)    2005          2004         2003         2002(3)       2001
Net asset value, beginning of period        $13.69       $13.16       $12.96        $11.17        $13.04       $27.90
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)            (0.08)       (0.05)       (0.15)        (0.14)        (0.16)       (0.22)
  Net realized and unrealized gain (loss)     0.75         0.58         0.35          1.93         (1.71)      (13.10)
                                            ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.67         0.53         0.20          1.79         (1.87)      (13.32)
                                            ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
  Distributions from net realized gains         --           --           --            --            --        (1.54)
                                            ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                        --           --           --            --            --        (1.54)
                                            ------       ------       ------        ------        ------       ------
Change in net asset value                     0.67         0.53         0.20          1.79         (1.87)      (14.86)
                                            ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD              $14.36       $13.69       $13.16        $12.96        $11.17       $13.04
                                            ======       ======       ======        ======        ======       ======
Total return(1)                               4.89 %(5)    4.03 %       1.54 %       16.03 %      (14.34)%     (49.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $10,687      $11,918      $16,314       $23,730       $26,844      $41,849

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.10 %(4)    2.11 %       2.09 %        2.11 %        2.05 %       1.92 %
  Net investment income (loss)               (1.06)%(4)   (0.34)%      (1.13)%       (1.24)%       (1.26)%      (1.16)%
Portfolio turnover                              33 %(5)      67 %         57 %          39 %         109 %         63 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
    October 31, 2002, was to decrease net investment income (loss) to average net assets from (0.50)% to (0.51)% for
    Class A and from (1.25)% to (1.26)% for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements
22

PHOENIX CORE BOND FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Core Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                Beginning             Ending      Expenses Paid
      Core Bond Fund          Account Value       Account Value       During
         Class A             October 31, 2005    April 30, 2006       Period*
------------------------     ----------------    --------------    ------------
Actual                           $1,000.00         $1,004.40          $5.77

Hypothetical (5% return
  before expenses)                1,000.00          1,018.97           5.82

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.16%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning             Ending      Expenses Paid
      Core Bond Fund          Account Value       Account Value       During
         Class B             October 31, 2005    April 30, 2006       Period*
------------------------     ----------------    --------------    ------------
Actual                           $1,000.00           $  999.50        $9.47

Hypothetical (5% return
  before expenses)                1,000.00            1,015.21         9.59

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.91%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning             Ending      Expenses Paid
      Core Bond Fund          Account Value       Account Value       During
         Class C             October 31, 2005    April 30, 2006       Period*
------------------------     ----------------    --------------    ------------
Actual                           $1,000.00           $1,000.70        $9.47

Hypothetical (5% return
  before expenses)                1,000.00            1,015.21         9.59

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.91%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Core Bond Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/06
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Non-Agency Mortgage-Backed Securities       25%
Agency Mortgage-Backed Securities           25
Domestic Corporate Bonds                    17
Municipal Bonds                             10
Asset-Backed Securities                      7
U.S. Government Securities                   5
Foreign Corporate Bonds                      3
Other                                        8


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                  (UNAUDITED)

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    -------     ------------

U.S. GOVERNMENT SECURITIES--4.8%

U.S. TREASURY BONDS--2.3%
U.S. Treasury Bond 5.375%, 2/15/31(g) ..........    $   405     $    411,075
U.S. Treasury Bond 4.50%, 2/15/36(g) ...........      1,490        1,339,021
                                                                ------------
                                                                   1,750,096
                                                                ------------
U.S. TREASURY NOTES--2.5%
U.S. Treasury Note 4.625%, 3/31/08(g) ..........      1,140        1,134,701
U.S. Treasury Note 4.50%, 2/15/16(g) ...........        790          755,561
                                                                ------------
                                                                   1,890,262
                                                                ------------
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,770,534)                                       3,640,358
----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--26.4%
FHLMC 6%, 10/1/34 ..............................        896          893,733
FNMA 6%, 10/1/14 ...............................        669          677,251
FNMA 6.50%, `16-'32 ............................      2,003        2,044,978
FNMA 6%, 7/1/17 ................................        818          829,288
FNMA 5.50%, `17-'34 ............................      7,671        7,477,345
FNMA 5%, `20-'35 ...............................      1,870        1,790,539
FNMA 4.50%, 5/1/20 .............................      1,074        1,022,586
FNMA 6%, 5/1/29 ................................        349          349,002
FNMA 7.50%, 3/1/31 .............................        250          260,509
FNMA 7%, 7/1/31 ................................        228          234,853
FNMA 7%, 9/1/31 ................................        297          305,724
GNMA 8.50%, 11/15/22 ...........................          1              790
GNMA 6.50%, 9/15/28 ............................        249          256,905
GNMA 7.50%, 9/15/29 ............................        252          264,381


                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    -------     ------------

GNMA 5%, 7/15/33 ...............................    $ 2,611     $  2,504,644
GNMA 6%, 6/15/34 ...............................        872          875,895

----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,072,201)                                     19,788,423
----------------------------------------------------------------------------

MUNICIPAL BONDS--10.9%

CALIFORNIA--2.9%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19
(MBIA Insured) .................................      1,000        1,050,430

University of California Series F 4.375%,
5/15/30 (FSA Insured) ..........................      1,200        1,137,552
                                                                ------------
                                                                   2,187,982
                                                                ------------
CONNECTICUT--1.0%
Hartford Taxable Series B 4.13%, 8/1/07
(FSA Insured) ..................................        365          360,500

Hartford Taxable Series B 5.01%, 8/1/15
(FSA Insured) ..................................        430          413,647
                                                                ------------
                                                                     774,147
                                                                ------------
NEW JERSEY--1.2%
Orange Township Water and Sewer Taxable
Series B 4.55%, 6/1/18 (MBIA Insured) ..........      1,000          904,600

OHIO--1.4%
Ohio State Development Assistance Taxable
Series A 6%, 10/1/12 (MBIA Insured) ............      1,000        1,028,820


                        See Notes to Financial Statements
24

Phoenix Core Bond Fund

                                                     PAR
                                                    VALUE
                                                    (000)         VALUE
                                                    -------     ------------

OREGON--0.4%
Oregon School Boards Association 2004
Pension Obligation Taxable 5.023%, 6/30/16
(FSA Insured) ..................................    $   300     $    285,588

PENNSYLVANIA--1.3%
Philadelphia Authority for Industrial
Development Pension Funding Taxable
Series A 5.79%, 4/15/09 (MBIA Insured) .........      1,000        1,010,740

RHODE ISLAND--1.3%
Woonsocket Pension Funding Taxable 5.66%,
7/15/13 (FSA Insured) ..........................      1,000        1,005,190

SOUTH CAROLINA--1.4%
South Carolina Transportation Infrastructure
Bank Series A (AMBAC Insured) 5%, 10/1/33 ......      1,000        1,026,100
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $8,585,445)                                       8,223,167
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.8%
Americredit Automobile Receivables Trust
05-AX, A4 3.93%, 10/6/11 .......................      2,000        1,953,801

Comed Transitional Funding Trust 98-1,
A7 5.74%, 12/25/10 .............................      2,000        2,016,153

Greenwich Structured Arm Products 05-5A,
N2 144A 8.429%, 9/27/45(b)(c) ..................        315          315,000

GSAMP Trust 05-HE4N, N1 144A 5.50%,
7/25/45(b) .....................................        128          126,639

Merrill Lynch Mortgage Investors, Inc. 05-NCA
A 5.219%, 2/25/36(c) ...........................        269          269,105

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.888%, 3/25/35(c) ..................        413          405,591

Residential Funding Mortgage Securities II, Inc.
06-HSA1, A2 5.19%, 2/25/36(c) ..................        400          396,375

Saxon Asset Securities Trust 05-3, A2C 5.239%,
11/25/35(c) ....................................        400          400,687
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,039,087)                                       5,883,351
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--18.0%

AIRLINES--1.5%
Continental Airlines, Inc. 01-1 6.703%, 12/15/22        744          736,169

Continental Airlines, Inc. 98-1 A 6.648%,
3/15/19 ........................................        377          378,004
                                                                ------------
                                                                   1,114,173
                                                                ------------


                                                     PAR
                                                    VALUE
                                                    (000)         VALUE
                                                    -------     ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Nuveen Investments, Inc. 5%, 9/15/10 ...........    $   230     $    221,315

AUTOMOBILE MANUFACTURERS--0.4%
American Honda Finance Corp. 144A 4.25%,
3/11/08(b) .....................................        250          244,771

DaimlerChrysler NA Holding Corp. 6.50%,
11/15/13 .......................................         80           81,261
                                                                ------------
                                                                     326,032
                                                                ------------
BREWERS--0.2%
Molson Coors Brewing Co. 4.85%, 9/22/10 ........        140          135,588

BROADCASTING & CABLE TV--0.4%
Clear Channel Communications, Inc. 5.50%,
9/15/14 ........................................         90           82,949

Comcast Corp. 5.30%, 1/15/14 ...................        195          184,489
                                                                ------------
                                                                     267,438
                                                                ------------
BUILDING PRODUCTS--0.3%
Masco Corp. 4.80%, 6/15/15 .....................        225          204,467

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc. 5.625%, 6/1/15 ....        210          199,328

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15 .....        195          181,702

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16  ............         95           92,606

CONSUMER FINANCE--2.8%
Capital One Financial Corp. 5.25%, 2/21/17 .....        195          181,053
Ford Motor Credit Co. 8.625%, 11/1/10 ..........        180          170,413
General Electric Capital Corp. 6.75%, 3/15/32 ..        500          539,914

General Motors Acceptance Corp. 6.875%,
8/28/12 ........................................        180          167,935

Household Finance Corp. 8%, 7/15/10 ............        500          543,618
SLM Corp. 4.88%, 2/1/10(c) .....................        500          482,370
                                                                ------------
                                                                   2,085,303
                                                                ------------
DIVERSIFIED BANKS--2.4%
Citicorp Capital I 7.933%, 2/15/27  ............      1,500        1,582,573
Wachovia Corp. 4.875%, 2/15/14 .................        200          187,688
                                                                ------------
                                                                   1,770,261
                                                                ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
ARAMARK Services, Inc. 5%, 6/1/12 ..............        190          179,666

International Lease Finance Corp. 4.75%,
1/13/12 ........................................        375          356,364
                                                                ------------
                                                                     536,030
                                                                ------------

                        See Notes to Financial Statements

Phoenix Core Bond Fund

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                    -------     ------------

ELECTRIC UTILITIES--0.6%
American Electric Power Co., Inc. 5.25%,
6/1/15 .........................................    $   160     $    151,482

PPL Capital Funding Trust I Series A 4.33%,
3/1/09 .........................................        190          182,740

Southern Power Co. Series D 4.875%, 7/15/15 ....        165          151,799
                                                                ------------
                                                                     486,021
                                                                ------------
GENERAL MERCHANDISE STORES--0.2%
Target Corp. 5.375%, 6/15/09 ...................        165          165,442

HEALTH CARE EQUIPMENT--0.2%
Thermo Electron Corp. 5%, 6/1/15 ...............        180          167,294

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16 ........        160          157,178

HOMEBUILDING--0.2%
Horton (D.R.), Inc. 5.25%, 2/15/15  ............        170          154,762

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
AT&T, Inc. 5.875%, 2/1/12 ......................        130          130,589
Verizon Global Funding Corp. 4.90%, 9/15/15 ....        130          118,997
                                                                ------------
                                                                     249,586
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.3%
Goldman Sachs Group, Inc. (The) 5.125%,
1/15/15 ........................................        475          449,211

Merrill Lynch & Co., Inc. 6.50%, 7/15/18 .......        300          313,310
Morgan Stanley 5.375%, 10/15/15 ................        250          238,987
                                                                ------------
                                                                   1,001,508
                                                                ------------
LIFE & HEALTH INSURANCE--0.6%
Jackson National Life Global Funding 144A
4.68%, 2/10/10(b)(c) ...........................        505          480,255

MANAGED HEALTH CARE--0.2%
WellPoint, Inc. 5.25%, 1/15/16 .................        125          118,785

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 .................         70           67,955

MULTI-UTILITIES--0.4%
Dominion Resources, Inc. 5%, 3/15/13 ...........         90           84,704
Duke Capital LLC 5.668%, 8/15/14 ...............        185          180,489
                                                                ------------
                                                                     265,193
                                                                ------------
OIL & GAS DRILLING--0.3%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15 .        270          251,513

OIL & GAS EXPLORATION & PRODUCTION--0.3%
XTO Energy, Inc. 5.30%, 6/30/15 ................        250          238,123


                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                    -------     ------------

OIL & GAS STORAGE & TRANSPORTATION--0.6%
Buckeye Partners LP 5.125%, 7/1/17  ............    $   200     $    181,796

Kinder Morgan Management LLC 5.70%,
1/5/16 .........................................        175          168,578

Teppco Partners LP 7.625%, 2/15/12  ............         70           74,720
                                                                ------------
                                                                     425,094
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Bank of America Corp. 5.25%, 12/1/15 ...........        325          310,624
JPMorgan Chase & Co. 5.125%, 9/15/14 ...........        595          565,980
                                                                ------------
                                                                     876,604
                                                                ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
EOP Operating LP 4.75%, 3/15/14 ................        125          114,673

REGIONAL BANKS--0.3%
Zions Bancorp. 5.50%, 11/16/15 .................        200          192,130

REITS--0.5%
Health Care REIT, Inc. 5.875%, 5/15/15 .........        225          216,057
iStar Financial, Inc. 6.05%, 4/15/15 ...........        200          195,810
                                                                ------------
                                                                     411,867
                                                                ------------
SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 5.125%, 9/30/14 ................        200          188,755

SYSTEMS SOFTWARE--0.2%
Oracle Corp. 144A 5.25%, 1/15/16(b) ............        160          151,256

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications Inc. Series F 5.95%,
3/15/14 ........................................        200          196,675
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $13,650,605)                                     13,494,912
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--25.9%
Bear Stearns Adjustable Rate Mortgage Trust
05-12, 13A1 5.474%, 2/25/36(c) .................        196          192,434

Citigroup Mortgage Loan Trust, Inc. 05-5,
2A3 5%, 8/25/35 ................................        113          110,761

Citigroup/Deutsche Bank Commercial Mortgage
Trust 05-CD1, AM 5.40%, 7/15/44(c)  ............        650          626,031

Citigroup/Deutsche Bank Commercial Mortgage
Trust 06-CD2, A4 5.545%, 1/15/46(c) ............        655          638,343

Countrywide Alternative Loan Trust 05-43, 4A2
5.761%, 10/25/35(c) ............................        440          433,718

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ................        233          230,781


                        See Notes to Financial Statements
26

Phoenix Core Bond Fund


                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                    -------     ------------

Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.609%, 2/15/39(c) ...................    $   935     $    922,993

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) .............................        450          432,322

First Horizon Mortgage Pass-Through Trust
03-2, 1A12 5.75%, 4/25/33 ......................        445          422,248

First Union - Lehman Brothers - Bank of
America 98-C2, A2 6.56%, 11/18/35 ..............      1,115        1,133,977

First Union - Lehman Brothers Commercial
Mortgage 97-C1, A3 7.38%, 4/18/29 ..............        839          844,970

GE Capital Commercial Mortgage Corp. 04-C3,
A4 5.189%, 7/10/39(c) ..........................      1,000          968,030

GMAC Mortgage Corp. Loan Trust 05-AR2,
2A 4.871%, 5/25/35(c) ..........................        383          374,499

Greenwich Capital Commercial Funding Corp. .....
04-GG1, A7 5.317%, 6/10/36(c) ..................      1,000          975,938

Greenwich Capital Commercial Funding Corp. .....
05-GG5, AJ 5.479%, 4/10/37(c) ..................        410          394,881

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) ........        110          109,389

JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
1/25/21 ........................................        387          380,557

Lehman Brothers - UBS Commercial Mortgage
Trust 04-C7, A6 4.786%, 10/15/29(c) ............      1,000          939,063

Master Asset Securitization Trust 03-10, 3A1
5.50%, 11/25/33 ................................        358          345,698

Master Resecuritzation Trust 144A 7.818%,
4/26/45(b)(c) ..................................        170          169,841

Merrill Lynch Mortgage Trust 04-KEY2, A4
4.864%, 8/12/39(c) .............................      1,000          940,362

Morgan Stanley Capital I 98-WF1, A2 6.55%,
3/15/30 ........................................        615          622,880

Prudential Securities Secured Financing Corp. ..
98-C1 C 6.742%, 5/15/10 ........................        750          772,777

RAAC Series 05-SP1, 1A1 5%, 9/25/34 ............        615          576,825

Residential Accredit Loans, Inc. 06-QA1, A21
6.009%, 1/25/36(c) .............................        794          796,666

Structured Asset Securities Corp. 03-32, 1A1
5.25%, 11/25/33(c) .............................        538          512,820

Structured Asset Securities Corp. 05-1, 6A1 6%,
2/25/35 ........................................      1,099        1,084,532


                                                     PAR
                                                    VALUE
                                                    (000)         VALUE
                                                    -------     ------------

Structured Asset Securities Corp. 05-6, 4A1 5%,
5/25/35 ........................................    $   676     $    636,593

Washington Mutual, Inc. 05-AR3, A2 4.65%,
3/25/35(c) .....................................        729          710,174

Wells Fargo Mortgage Backed Securities Trust
05-14, 2A1 5.50%, 12/25/35 .....................        801          767,699

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 ..........................        395          381,849

Wells Fargo Mortgage Backed Securities Trust
05-AR16, 6A3 5%, 10/25/35(c) ...................        701          689,561

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A1 4.53%, 4/25/35(c) ..................        337          327,853
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,015,198)                                     19,467,065
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.9%

MEXICO--0.4%
United Mexican States 6.625%, 3/3/15 ...........        300          310,650

RUSSIA--0.5%
Russian Federation RegS 5%, 3/31/30(c)(e) ......        305          331,306

----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $638,294)                                           641,956
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.0%

AUSTRALIA--0.2%
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)        150          141,149

CHILE--0.5%
Celulosa Arauco y Constitucion SA 5.625%,
4/20/15 ........................................        225          212,228

Petropower I Funding Trust 144A 7.36%,
2/15/14(b) .....................................        149          139,981
                                                                ------------
                                                                     352,209
                                                                ------------
FINLAND--0.2%
Stora Enso Oyj 144A 6.404%, 4/15/16(b) .........        150          148,745

GERMANY--0.8%
Deutsche Bank AG NY Series GS 3.413%,
3/22/12(c) .....................................        485          458,955

Deutsche Telekom International Finance BV 8%,
6/15/10 ........................................        120          130,438
                                                                ------------
                                                                     589,393
                                                                ------------

                        See Notes to Financial Statements

Phoenix Core Bond Fund

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------

ITALY--0.2%
Telecom Italia Capital S.p.A. 5.25%, 11/15/13 ..    $   200      $   188,593

SINGAPORE--0.2%
Chartered Semiconductor Manufacturing Ltd. .....
5.75%, 8/3/10 ..................................        150          148,033

UNITED KINGDOM--0.1%
Vodafone Group plc 5%, 9/15/15 .................         80           73,844

UNITED STATES--0.8%
XL Capital Europe plc 6.50%, 1/15/12 ...........        590          603,916
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,332,369)                                       2,245,882
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $75,103,733)                                     73,385,114
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--7.0%

COMMERCIAL PAPER(h)--2.6%
CAFCO LLC 4.81%, 5/1/06 ........................      1,960        1,960,000


                                                   SHARES
                                                  ---------
MONEY MARKET MUTUAL FUNDS--4.4%
State Street Navigator Prime Portfolio
(4.814% seven day effective yield)(f) ..........  3,299,930        3,299,930

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,259,930)                                       5,259,930
----------------------------------------------------------------------------

TOTAL INVESTMENTS--104.7%
(IDENTIFIED COST $80,363,663)                                     78,645,044(a)

Other assets and liabilities, net--(4.7)%                         (3,560,231)
                                                                 -----------
NET ASSETS--100.0%                                               $75,084,813
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $491,588 and gross depreciation of $2,728,799 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $80,882,255.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $2,459,348 or 3.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(f) Represents security purchased with cash collateral received for securities on loan.
(g) All or a portion of security is on loan.
(h) The rate shown is the discount rate.


                        See Notes to Financial Statements
28

PHOENIX CORE BOND FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)


ASSETS
Investment securities at value,
  including $3,233,206 of securities on loan
  (Identified cost $80,363,663)                                       $ 78,645,044
Cash                                                                         2,293
Receivables
  Interest                                                                 561,999
  Fund shares sold                                                           1,725
Trustee retainer                                                             5,113
Prepaid expenses                                                            19,185
                                                                      ------------
     Total assets                                                       79,235,359
                                                                      ------------
LIABILITIES
Payables
  Investment securities purchased                                          676,517
  Fund shares repurchased                                                   58,045
  Upon return of securities loaned                                       3,299,930
  Transfer agent fee                                                        32,122
  Investment advisory fee                                                   28,351
  Distribution and service fees                                             17,932
  Financial agent fee                                                        6,945
  Other accrued expenses                                                    30,704
                                                                      ------------
     Total liabilities                                                   4,150,546
                                                                      ------------
NET ASSETS                                                            $ 75,084,813
                                                                      ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                      $101,783,226
Distributions in excess of net investment income                           (50,205)
Accumulated net realized loss                                          (24,929,589)
Net unrealized depreciation                                             (1,718,619)
                                                                      ------------
NET ASSETS                                                            $ 75,084,813
                                                                      ============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $71,299,108)                       8,792,718
Net asset value per share                                                    $8.11
Offering price per share $8.11/(1-4.75%)                                     $8.51

CLASS B
Shares of beneficial interest outstanding, no par value, unlimited
  authorization (Net Assets $2,423,027)                                    300,772
Net asset value and offering price per share                                 $8.06

CLASS C
Shares of beneficial interest outstanding, no par value, unlimited
  authorization (Net Assets $1,362,678)                                    168,643
Net asset value and offering price per share                                 $8.08


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                  $ 2,085,444
Security lending                                                7,924
                                                          -----------
     Total investment income                                2,093,368
                                                          -----------
EXPENSES
Investment advisory fee                                       176,099
Service fees, Class A                                          93,108
Distribution and service fees, Class B                         12,307
Distribution and service fees, Class C                          6,593
Financial agent fee                                            39,375
Transfer agent                                                 94,599
Registration                                                   17,353
Professional                                                   15,039
Trustees                                                       13,417
Printing                                                       11,084
Custodian                                                       9,521
Miscellaneous                                                  17,880
                                                          -----------
     Total expenses                                           506,375
Less expenses reimbursed by investment adviser                (37,464)
     Custodian fees paid indirectly                              (819)
                                                          -----------
Net expenses                                                  468,092
                                                          -----------
NET INVESTMENT INCOME (LOSS)                                1,625,276
                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (289,976)
Net change in unrealized appreciation
  (depreciation) on investments                            (1,004,018)
                                                          -----------
NET GAIN (LOSS) ON INVESTMENTS                             (1,293,994)
                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $   331,282
                                                          ===========

                        See Notes to Financial Statements

PHOENIX CORE BOND FUND


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                    Six Months
                                                                                      Ended
                                                                                  April 30, 2006     Year Ended
                                                                                    (Unaudited)   October 31, 2005
                                                                                  --------------  ----------------
FROM OPERATIONS
  Net investment income (loss)                                                     $  1,625,276     $   3,322,646
  Net realized gain (loss)                                                             (289,976)        1,216,391
  Net change in unrealized appreciation (depreciation)                               (1,004,018)       (4,150,224)
                                                                                   ------------     -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           331,282           388,813
                                                                                   ------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                                     (1,696,437)       (4,259,354)
  Net investment income, Class B                                                        (47,804)         (127,074)
  Net investment income, Class C                                                        (25,546)          (53,588)
                                                                                   ------------     -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                            (1,769,787)       (4,440,016)
                                                                                   ------------     -------------
FROM SHARE TRANSACTIONS

CLASS A
  Proceeds from sales of shares (133,331 and 285,696 shares, respectively)            1,104,294         2,422,297
  Net asset value of shares issued from reinvestment of distributions
    (137,203 and 326,500 shares, respectively)                                        1,129,750         2,761,917
  Cost of shares repurchased (904,608 and 1,857,803 shares, respectively)            (7,454,094)      (15,724,345)
                                                                                   ------------     -------------
Total                                                                                (5,220,050)      (10,540,131)
                                                                                   ------------     -------------
CLASS B
  Proceeds from sales of shares (67,673 and 22,860 shares, respectively)                560,102           193,447
  Net asset value of shares issued from reinvestment of distributions
    (4,853 and 11,557 shares, respectively)                                              39,702            97,238
  Cost of shares repurchased (62,854 and 170,189 shares, respectively)                 (514,576)       (1,434,682)
                                                                                   ------------     -------------
Total                                                                                    85,228        (1,143,997)
                                                                                   ------------     -------------
CLASS C
  Proceeds from sales of shares (21,567 and 12,012 shares, respectively)                177,665           101,114
  Net asset value of shares issued from reinvestment of distributions
    (2,115 and 4,235 shares, respectively)                                               17,336            35,722
  Cost of shares repurchased (9,677 and 12,146 shares, respectively)                    (79,576)         (103,163)
                                                                                   ------------     -------------
Total                                                                                   115,425            33,673
                                                                                   ------------     -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (5,019,397)      (11,650,455)
                                                                                   ------------     -------------
  NET INCREASE (DECREASE) IN NET ASSETS                                              (6,457,902)      (15,701,658)

NET ASSETS
  Beginning of period                                                                81,542,715        97,244,373
                                                                                   ------------     -------------
  END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF $(50,205) AND $94,306, RESPECTIVELY)    $ 75,084,813     $  81,542,715
                                                                                   ============     =============

                        See Notes to Financial Statements
30

Phoenix Core Bond Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2006 -------------------------------------------------------------
                                           (UNAUDITED)    2005          2004         2003        2002(3)       2001
Net asset value, beginning of period         $8.26       $ 8.65       $ 8.76        $ 8.93        $ 9.43       $ 8.86
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.17(2)      0.32(2)      0.37(2)       0.39(2)       0.58         0.60
  Net realized and unrealized gain (loss)    (0.13)       (0.29)       (0.03)        (0.04)        (0.49)        0.55
                                             -----       ------       ------        ------        ------       ------
TOTAL FROM INVESTMENT OPERATIONS              0.04         0.03         0.34          0.35          0.09         1.15
                                             -----       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.19)       (0.42)       (0.45)        (0.52)        (0.59)       (0.58)
                                             -----       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                     (0.19)       (0.42)       (0.45)        (0.52)        (0.59)       (0.58)
                                             -----       ------       ------        ------        ------       ------
Change in net asset value                    (0.15)       (0.39)       (0.11)        (0.17)        (0.50)        0.57
                                             -----       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD               $8.11       $ 8.26       $ 8.65        $ 8.76        $ 8.93       $ 9.43
                                             =====       ======       ======        ======        ======       ======
Total return(1)                               0.44%(5)     0.34%        3.95%         3.96%         1.07%       13.36%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $71,299      $77,880      $92,278      $104,092      $115,184     $129,913

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      1.16%(4)(6)  1.25%        1.18%         1.16%         1.15%        1.15%
  Gross operating expenses                    1.26%(4)     1.25%        1.18%         1.16%         1.15%        1.15%
  Net investment income (loss)                4.19%(4)     3.73%        4.29%         4.37%         5.40%        5.78%
Portfolio turnover                              24%(5)       65%          45%          101%           70%         143%



                                                                             CLASS B
                                        -----------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                          YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2006  ------------------------------------------------------------
                                          (UNAUDITED)     2005          2004         2003         2002(3)       2001
Net asset value, beginning of period         $8.21       $ 8.59       $ 8.71        $ 8.89        $ 9.39       $ 8.82
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.14(2)      0.25(2)      0.31(2)       0.32(2)       0.51         0.53
  Net realized and unrealized gain (loss)    (0.13)       (0.27)       (0.05)        (0.05)        (0.49)        0.55
                                             -----       ------       ------        ------        ------       ------
TOTAL FROM INVESTMENT OPERATIONS              0.01        (0.02)        0.26          0.27          0.02         1.08
                                             -----       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.16)       (0.36)       (0.38)        (0.45)        (0.52)       (0.51)
                                             -----       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                     (0.16)       (0.36)       (0.38)        (0.45)        (0.52)       (0.51)
                                             -----       ------       ------        ------        ------       ------
Change in net asset value                    (0.15)       (0.38)       (0.12)        (0.18)        (0.50)        0.57
                                             -----       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD               $8.06       $ 8.21       $ 8.59        $ 8.71        $ 8.89       $ 9.39
                                             =====       ======       ======        ======        ======       ======
Total return(1)                              (0.05)%(5)   (0.29)%       3.10%         3.08%         0.31%       12.58%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)     $2,423       $2,390       $3,668        $6,628        $9,471       $9,867

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      1.91 %(4)(6) 2.00 %       1.93%         1.91%         1.90%        1.90%
  Gross operating expenses                    2.01 %(4)    2.00 %       1.93%         1.91%         1.90%        1.90%
  Net investment income (loss)                3.47 %(4)    2.97 %       3.57%         3.62%         4.65%        5.02%
Portfolio turnover                              24 %(5)      65 %         45%          101%           70%         143%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 5.44% to 5.40% for Class A, from 4.67% to 4.65% for Class B; to decrease net investment income (loss) per share from $0.59 to $0.58 per share for Class A; and, to increase net realized and unrealized gain (loss) from $(0.50) to $(0.49) per share for Class A. There was no effect on net investment income
    (loss) per share and net realized and unrealized gain (loss) per share for Class B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.
(6) Represents a blended expense ratio. See Note 3 in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS C
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2006 -------------------------------------------------------------
                                           (UNAUDITED)    2005          2004         2003         2002(3)       2001
Net asset value, beginning of period         $8.23       $ 8.62       $ 8.73        $ 8.91        $ 9.41       $ 8.84
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.14(2)      0.25(2)      0.31(2)       0.32(2)       0.51         0.55
  Net realized and unrealized gain (loss)    (0.13)       (0.28)       (0.04)        (0.05)        (0.49)        0.52
                                             -----       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.01        (0.03)        0.27          0.27          0.02         1.07
                                             -----       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.16)       (0.36)       (0.38)        (0.45)        (0.52)       (0.50)
                                             -----       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                     (0.16)       (0.36)       (0.38)        (0.45)        (0.52)       (0.50)
                                             -----       ------       ------        ------        ------       ------
Change in net asset value                    (0.15)       (0.39)       (0.11)        (0.18)        (0.50)        0.57
                                             -----       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD               $8.08       $ 8.23       $ 8.62        $ 8.73        $ 8.91       $ 9.41
                                             =====       ======       ======        ======        ======       ======
Total return(1)                               0.07%(5)    (0.40)%       3.21%         3.06%         0.31%       12.49%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)     $1,363       $1,273       $1,298        $1,385        $1,212         $496

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      1.91%(4)(6)  2.00 %       1.93%         1.91%         1.90%        1.90%
  Gross operating expenses                    2.00%(4)     2.00 %       1.93%         1.91%         1.90%        1.90%
  Net investment income (loss)                3.45%(4)     2.99 %       3.57%         3.63%         4.66%        5.02%
Portfolio turnover                              24%(5)       65 %         45%          101%           70%         143%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.64% to 4.66% for Class C. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.
(6) Represents a blended expense ratio. See Note 3 in the Notes to Financial Statements.

                        See Notes to Financial Statements
32

PHOENIX HIGH YIELD FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the High Yield Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.


                                Beginning          Ending      Expenses Paid
    High Yield Fund           Account Value    Account Value      During
        Class A             October 31, 2005   April 30, 2006     Period*
------------------------    ----------------   --------------  -------------
Actual                          $1,000.00         $1,042.80        $6.90

Hypothetical (5% return
  before expenses)               1,000.00          1,017.96         6.84

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.36%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                                Beginning          Ending      Expenses Paid
    High Yield Fund           Account Value    Account Value      During
        Class B             October 31, 2005   April 30, 2006     Period*
------------------------    ----------------   --------------  -------------
Actual                          $1,000.00         $1,041.70       $10.68

Hypothetical (5% return
  before expenses)               1,000.00          1,014.20        10.59

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.11%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                                Beginning          Ending      Expenses Paid
    High Yield Fund           Account Value    Account Value      During
        Class C             October 31, 2005   April 30, 2006     Period*
------------------------    ----------------   --------------  -------------
Actual                          $1,000.00         $1,039.30       $10.67

Hypothetical (5% return
  before expenses)               1,000.00          1,014.20        10.59

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.11%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix High Yield Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/06
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Corporate Bonds        71%
Foreign Corporate               11
Common Stocks                    1
Other                           17



                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                  (UNAUDITED)

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------

DOMESTIC CORPORATE BONDS--83.8%

ADVERTISING--0.5%
Affinion Group, Inc. 144A 10.125%, 10/15/13(b) .    $   665     $    689,938

AEROSPACE & DEFENSE--2.4%
Armor Holdings, Inc. 8.25%, 8/15/13 ............      1,500        1,608,750
DRS Technologies, Inc. 6.625%, 2/1/16 ..........        300          298,500
DRS Technologies, Inc. 7.625%, 2/1/18 ..........        300          309,375
Esterline Technologies Corp. 7.75%, 6/15/13 ....        360          371,700

L-3 Communications Corp. Series B 6.375%,
10/15/15 .......................................      1,000          975,000
                                                                ------------
                                                                   3,563,325
                                                                ------------
AGRICULTURAL PRODUCTS--2.5%
United Agri Products 8.25%, 12/15/11 ...........      3,600        3,780,000

APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Russell Corp. 9.25%, 5/1/10(j) .................        750          787,500

AUTO PARTS & EQUIPMENT--0.0%
CB Cambridge Industries Liquidating Trust
Interests 0%, 12/24/05(e)(f)(g) ................      5,164            1,033

AUTOMOTIVE RETAIL--1.0%
Hertz Corp. 144A 8.875%, 1/1/14(b) .............      1,075        1,147,563
Hertz Corp. 144A 10.50%, 1/1/16(b)(j) ..........        320          355,600
                                                                ------------
                                                                   1,503,163
                                                                ------------


                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------

BROADCASTING & CABLE TV--6.9%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp. .......
10.25%, 9/15/10(j) .............................    $   750     $    759,375

Charter Communications Operating LLC/Charter
Communications Operating Capital 144A
8.375%, 4/30/14(b) .............................      1,250        1,262,500

DIRECTV Holdings LLC/DIRECTV Financing Co.,
Inc. 8.375%, 3/15/13 ...........................        455          488,556

DIRECTV Holdings LLC/DIRECTV Financing Co.,
Inc. 6.375%, 6/15/15 ...........................      1,800        1,768,500

Echostar DBS Corp. 144A 7.125%, 2/1/16(b) ......      2,215        2,173,469
Liberty Media Corp. 5.70%, 5/15/13(j) ..........        685          640,859
Mediacom Broadband LLC 8.50%, 10/15/15(j) ......      1,775        1,757,250

Rainbow National Services LLC 144A 8.75%,
9/1/12(b) ......................................      1,400        1,501,500
                                                                ------------
                                                                  10,352,009
                                                                ------------
BUILDING PRODUCTS--2.2%
Building Materials Corporation of America
7.75%, 8/1/14 ..................................      1,290        1,293,225

Ply Gem Industries, Inc. 9%, 2/15/12(j) ........      2,090        2,022,075
                                                                ------------
                                                                   3,315,300
                                                                ------------

                        See Notes to Financial Statements
34

Phoenix High Yield Fund

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------

CASINOS & GAMING--6.5%
Boyd Gaming Corp. 7.125%, 2/1/16  ..............    $   700     $    704,375
MGM MIRAGE 8.50%, 9/15/10 ......................      1,415        1,508,744
OED Corp./DIAMOND JO LLC 8.75%, 4/15/12 ........      2,730        2,743,650

Seminole Tribe of Florida 144A 5.798%,
10/1/13(b) .....................................        750          731,680

Seminole Tribe of Florida 144A 6.535%,
10/1/20(b) .....................................        750          712,632

Station Casinos, Inc. 6.875%, 3/1/16(j) ........      1,110        1,096,125

Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp. 6.625%, 12/1/14 ..........................      2,300        2,248,250
                                                                ------------
                                                                   9,745,456
                                                                ------------
CATALOG RETAIL--0.6%
Harry & David Holdings, Inc. 9%, 3/1/13 ........        920          862,500

COMMERCIAL PRINTING--0.4%
Cenveo Corp. 9.625%, 3/15/12 ...................        500          536,250

COMMODITY CHEMICALS--0.6%
Lyondell Chemical Co. 9.50%, 12/15/08(j) .......        795          832,763

COMMUNICATIONS EQUIPMENT--0.9%
Dycom Industries, Inc. 8.125%, 10/15/15(j) .....      1,250        1,293,750

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0 8%
Trinity Industries, Inc. 6.50%, 3/15/14 ........      1,250        1,209,375

CONSUMER FINANCE--3.5%
Ford Motor Credit Co. 6.625%, 6/16/08(j) .......        450          422,997
Ford Motor Credit Co. 7%, 10/1/13(j) ...........        850          747,896

General Motors Acceptance Corp. 6.15%,
4/5/07(j) ......................................      1,500        1,472,412

General Motors Acceptance Corp. 5.625%,
5/15/09(j) .....................................      1,000          937,346

General Motors Acceptance Corp. 7.25%,
3/2/11(j) ......................................      1,000          957,074

General Motors Acceptance Corp. 6.75%,
12/1/14(j) .....................................        750          684,644
                                                                ------------
                                                                   5,222,369
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.1%
SunGard Data Systems, Inc. 144A 9.125%,
8/15/13(b) .....................................        250          268,125

SunGard Data Systems, Inc. 144A 9.431%,
8/15/13(b)(c) ..................................        250          266,250


                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------

DATA PROCESSING & OUTSOURCED SERVICES--CONTINUED
SunGard Data Systems, Inc. 144A 10.25%,
8/15/15(b) .....................................    $ 2,440     $  2,635,200
                                                                ------------
                                                                   3,169,575
                                                                ------------
DIVERSIFIED CHEMICALS--0.7%
Huntsmann International LLC 144A 8.125%,
1/1/15(b) ......................................        960          967,200

ELECTRIC UTILITIES--1.0%
Reliant Energy, Inc. 9.25%, 7/15/10 ............        700          713,125
Reliant Energy, Inc. 9.50%, 7/15/13 ............        750          765,000
                                                                ------------
                                                                   1,478,125
                                                                ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.9%
IMC Global, Inc. 10.875%, 8/1/13(j) ............      1,000        1,140,000

Tronox Worldwide LLC/Tronox Worldwide
Finance Corp. 144A 9.50%, 12/1/12(b) ...........      1,560        1,645,800
                                                                ------------
                                                                   2,785,800
                                                                ------------
FOOD RETAIL--2.0%
Ahold Lease USA, Inc. A-2 8.62%, 1/2/25(c) .....      1,305        1,372,181
Stater Bros. Holdings, Inc. 8.125%, 6/15/12 ....      1,580        1,587,900
                                                                ------------
                                                                   2,960,081
                                                                ------------
HEALTH CARE DISTRIBUTORS--0.5%
Owens & Minor, Inc. 6.35%, 4/15/16 .............        775          769,587

HEALTH CARE FACILITIES--2.7%
HCA, Inc. 6.95%, 5/1/12 ........................        900          907,590
HCA, Inc. 6.30%, 10/1/12 .......................        250          243,953
HCA, Inc. 6.50%, 2/15/16(j) ....................        595          575,082
US Oncology Holdings, Inc. 10.32%, 3/15/15(c) ..      1,500        1,530,000
US Oncology, Inc. 9%, 8/15/12 ..................        650          692,250
                                                                ------------
                                                                   3,948,875
                                                                ------------
HEALTH CARE SERVICES--1.2%
Omnicare, Inc. 6.875%, 12/15/15(j) .............      1,830        1,818,563

HOMEBUILDING--3.4%
Meritage Homes Corp. 7%, 5/1/14 ................        835          795,337
Meritage Homes Corp. 6.25%, 3/15/15(j) .........      1,480        1,339,400
Technical Olympic USA, Inc. 9%, 7/1/10(j) ......        455          468,081
Technical Olympic USA, Inc. 10.375%, 7/1/12 ....        430          442,900
Technical Olympic USA, Inc. 7.50%, 1/15/15(j) ..      1,530        1,377,000

Technical Olympic USA, Inc. 144A 8.25%,
4/1/11(b)(j) ...................................        715          715,894
                                                                ------------
                                                                   5,138,612
                                                                ------------


                       See Notes to Financial Statements

Phoenix High Yield Fund

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2 2%
Calpine Corp. 144A 8.75%, 7/15/13(b)(g) ........    $ 2,320     $  2,134,400
NRG Energy, Inc. 7.375%, 2/1/16 ................        495          500,569
TXU Corp. Series P 5.55%, 11/15/14(j) ..........        750          700,704
                                                                ------------
                                                                   3,335,673
                                                                ------------
INDUSTRIAL MACHINERY--1.6%
Gardner Denver, Inc. 8%, 5/1/13 ................      1,450        1,529,750
Valmont Industries, Inc. 6.875%, 5/1/14 ........        780          780,000
                                                                ------------
                                                                   2,309,750
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--5.3%
Hughes Network Systems 144A 9.50%,
4/15/14(b) .....................................      1,690        1,730,137

Qwest Communications International, Inc. .......
8.249%, 2/15/09(c) .............................      1,000        1,025,000

Qwest Communications International, Inc. .......
Series B 7.50%, 2/15/14 ........................      1,500        1,518,750

Qwest Corp. 7.875%, 9/1/11 .....................        500          526,875
Qwest Corp. 8.875%, 3/15/12 ....................      1,000        1,100,000

Telcordia Technologies, Inc. 144A 10%,
3/15/13(b) .....................................      2,155        1,982,600
                                                                ------------
                                                                   7,883,362
                                                                ------------
INVESTMENT BANKING & BROKERAGE--0.3%
E*Trade Financial Corp. 7.375%, 9/15/13 ........        450          460,125

LEISURE PRODUCTS--0.7%
K2, Inc. 7.375%, 7/1/14(j) .....................      1,100        1,105,500

LIFE & HEALTH INSURANCE--1.1%
UnumProvident Finance Co. plc 144A 6.85%,
11/15/15(b) ....................................      1,585        1,580,128

MANAGED HEALTH CARE--0.4%
Coventry Health Care, Inc. 5.875%, 1/15/12 .....        500          492,500
Coventry Health Care, Inc. 6.125%, 1/15/15 .....        140          137,550
                                                                ------------
                                                                     630,050
                                                                ------------
METAL & GLASS CONTAINERS--4.2%
AEP Industries, Inc. 7.875%, 3/15/13 ...........      2,855        2,933,512

Crown Americas LLC/Crown Americas Capital
Corp. 144A 7.75%, 11/15/15(b) ..................      1,265        1,306,113

Crown Cork & Seal Co., Inc. 7.375%,
12/15/26(j) ....................................        500          461,250

Owens-Brockway Glass Container, Inc. 7.75%,
5/15/11 ........................................      1,500        1,552,500
                                                                ------------
                                                                   6,253,375
                                                                ------------


                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------

MOVIES & ENTERTAINMENT--2.1%
IMAX Corp. 9.625%, 12/1/10(j) ..................    $   605     $    648,862
WMG Holdings Corp. 0%, 12/15/14(c)(j) ..........      3,315        2,453,100
                                                                ------------
                                                                   3,101,962
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES--1.8%
Gulfmark Offshore, Inc. 7.75%, 7/15/14(j) ......      1,945        1,974,175

Hornbeck Offshore Services, Inc. Series B
6.125%, 12/1/14 ................................        720          696,600
                                                                ------------
                                                                   2,670,775
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION--2.1%
Chesapeake Energy Corp. 6.375%, 6/15/15 ........        125          120,312
Chesapeake Energy Corp. 6.875%, 1/15/16(j) .....      1,000          990,000
Chesapeake Energy Corp. 6.25%, 1/15/18 .........        500          476,250

Chesapeake Energy Corp. 144A 6.875%,
11/15/20(b) ....................................      1,550        1,530,625
                                                                ------------
                                                                   3,117,187
                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION--6.2%
Atlas Pipeline Partners LP 144A 8.125%,
12/15/15(b) ....................................        990        1,027,125

Ferrellgas Escrow LLC/Ferrellgas Finance
Escrow Corp. 6.75%, 5/1/14 .....................      1,075        1,037,375

Ferrellgas Partners LP/Ferrellgas Partners
Finance 8.75%, 6/15/12 .........................        500          507,500

Holly Energy Partners LP 6.25%, 3/1/15 .........        925          876,437

Inergy LP/Inergy Finance Corp. 144A 8.25%,
3/1/16(b) ......................................        595          614,338

Pacific Energy Partners LP/Pacific Energy
Finance Corp. 6.25%, 9/15/15 ...................         70           67,550

Pacific Energy Partners LP/Pacific Energy
Finance Corp. 7.125%, 6/15/14 ..................        625          634,375

SemGroup LP 144A 8.75%, 11/15/15(b) ............      1,305        1,337,625

TransMontaigne, Inc. 9.125%, 6/1/10(j) .........      2,935        3,169,800
                                                                ------------
                                                                   9,272,125
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
American Real Estate Partners LP/American
Real Estate Finance Corp. 8.125%, 6/1/12 .......      1,000        1,037,500

PACKAGED FOODS & MEATS--1.5%
ASG Consolidated LLC/ASG Finance, Inc. 0%,
11/1/11(c)(j) ..................................      2,210        1,856,400

Pilgrim's Pride Corp. 9.625%, 9/15/11 ..........        340          356,150
                                                                ------------
                                                                   2,212,550
                                                                ------------

                       See Notes to Financial Statements
36

Phoenix High Yield Fund

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------

PAPER PACKAGING--0.8%
Caraustar Industries, Inc. 7.375%, 6/1/09 ......    $ 1,285     $  1,233,600

PAPER PRODUCTS--1.3%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b) ...      1,875        1,907,812

PUBLISHING & PRINTING--2.6%
Cadmus Communications Corp. 8.375%,
6/15/14 ........................................      2,025        2,050,312

Primedia, Inc. 8.875%, 5/15/11 .................        970          938,475
Primedia, Inc. 8%, 5/15/13 .....................      1,055          960,050
                                                                ------------
                                                                   3,948,837
                                                                ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
American Real Estate Partners LP/American
Real Estate Finance Corp. 7.125%, 2/15/13 ......        750          748,125

REGIONAL BANKS--0.3%
Colonial Bank NA 6.375%, 12/1/15  ..............        500          494,363

SPECIALTY CHEMICALS--0.4%
Chemtura Corp. 6.875%, 6/1/16 ..................        535          536,136

STEEL--1.2%
Gibraltar Industries, Inc. 144A 8%, 12/1/15(b) .      1,795        1,835,388

TOBACCO--1.4%
Reynolds (R.J.) Tobacco Holdings, Inc. 6.50%,
7/15/10 ........................................        415          416,556

Reynolds (R.J.) Tobacco Holdings, Inc. 7.30%,
7/15/15(j) .....................................      1,600        1,632,000
                                                                ------------
                                                                   2,048,556
                                                                ------------

TRUCKING--0.3%
Avis Budget Car Rental 144A 7.75%, 5/15/16(b) ..        475          485,688
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $123,379,489)                                   124,939,716
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--12.7%

BERMUDA--1.6%
Intelsat Bermuda Ltd. 8.625%, 1/15/15(j) .......      2,250        2,351,250

CANADA--6.3%
Cascades, Inc. 7.25%, 2/15/13(j)  ..............      1,930        1,838,325
CHC Helicopter Corp. 7.375%, 5/1/14 ............      2,940        3,006,150

North American Energy Partners, Inc. 8.75%,
12/1/11 ........................................      1,500        1,481,250

Novelis, Inc. 144A 7.75%, 2/15/15(b)(c)(j) .....      1,590        1,550,250
Stratos Global Corp. 144A 9.875%, 2/15/13(b) ...      1,503        1,515,647
                                                                ------------
                                                                   9,391,622
                                                                ------------


                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------

DENMARK--0.1%
Nordic Telephone Co. Holdings ApS 144A
8.875%, 5/1/16(b) ..............................    $   150     $    156,000

IRELAND--2.5%
Eircom Funding 8.25%, 8/15/13 ..................      3,490        3,769,200

LUXEMBOURG--1.3%
Basell AF SCA 144A 8.375%, 8/15/15(b)(j) .......      1,990        1,982,537

POLAND--0.1%
Poland Telecom Finance BV Series B 14%,
12/1/07(e)(f)(g) ...............................      4,942           61,770

UNITED KINGDOM--0.8%
Ineos Group Holdings plc 144A 8.50%,
2/15/16(b) .....................................      1,250        1,193,750
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $23,635,841)                                     18,906,129
----------------------------------------------------------------------------

LOAN AGREEMENTS--0.3%

PAPER PRODUCTS--0.3%
Georgia-Pacific Corp. Tranche C 7.77%,
12/23/13 .......................................        500          510,625
----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $500,000)                                           510,625
----------------------------------------------------------------------------


                                                    SHARES
                                                    ------
DOMESTIC COMMON STOCKS--0.5%

COMMERCIAL PRINTING--0.0%
Acg Holdings, Inc.(e)(f)(h) ....................         76                0

PACKAGED FOODS & MEATS--0.5%
B&G Foods, Inc. ................................     52,480          785,625
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1,112,232)                                         785,625
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $148,627,562)                                   145,142,095
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--20.7%

MONEY MARKET MUTUAL FUNDS--19.1%
State Street Navigator Prime Portfolio
(4.814% seven day effective yield)(i) ..........    28,514,910    28,514,910


                       See Notes to Financial Statements

Phoenix High Yield Fund

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                    -------      -----------

FEDERAL AGENCY SECURITIES(k)--1.6%
FHLB 4.68%, 5/1/06 .............................    $ 2,400     $  2,400,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $30,914,910)                                     30,914,910
----------------------------------------------------------------------------

TOTAL INVESTMENTS--118.0%
(IDENTIFIED COST $179,542,472)                                   176,057,005(a)

Other assets and liabilities, net--(18.0)%                       (26,909,959)
                                                                ------------
NET ASSETS--100.0%                                              $149,147,046
                                                                ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,129,031 and gross depreciation of $6,223,309 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $180,151,283.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $38,943,514 or 26.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2006, these securities amounted to a value of $62,803 or 0% of net assets.
(f) Restricted security. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(g) Security in default.
(h) Non-income producing.
(i) Represents security purchased with cash collateral received for securities on loan.
(j) All or a portion of security is on loan.
(k) The rate shown is the discount rate.


                        See Notes to Financial Statements
38

PHOENIX HIGH YIELD FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value,
  including $27,934,708 of securities on loan
  (Identified cost $179,542,472)                                      $ 176,057,005
Cash                                                                        116,319
Receivables
  Investment securities sold                                              3,054,513
  Interest                                                                3,005,440
  Fund shares sold                                                           16,068
Trustee retainer                                                              4,136
Prepaid expenses                                                             22,996
                                                                      -------------
     Total assets                                                       182,276,477
                                                                      -------------
LIABILITIES
Payables
  Investment securities purchased                                         4,273,940
  Fund shares repurchased                                                   113,179
  Upon return of securities loaned                                       28,514,910
  Investment advisory fee                                                    80,005
  Transfer agent fee                                                         65,439
  Distribution and service fees                                              35,106
  Financial agent fee                                                        10,280
  Other accrued expenses                                                     36,572
                                                                      -------------
     Total liabilities                                                   33,129,431
                                                                      -------------
NET ASSETS                                                            $ 149,147,046
                                                                      =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                      $ 376,787,621
Distributions in excess of net investment income                           (180,380)
Accumulated net realized loss                                          (223,974,710)
Net unrealized depreciation                                              (3,485,485)
                                                                      -------------
NET ASSETS                                                            $ 149,147,046
                                                                      =============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $142,164,678)                      28,798,624
Net asset value per share                                                     $4.94
Offering price per share $4.94/(1-4.75%)                                      $5.19

CLASS B
Shares of beneficial interest outstanding, no par value, unlimited
  authorization (Net Assets $5,607,768)                                   1,151,898
Net asset value and offering price per share                                  $4.87

CLASS C
Shares of beneficial interest outstanding, no par value, unlimited
  authorization (Net Assets $1,374,600)                                     280,965
Net asset value and offering price per share                                  $4.89


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                     $5,708,686
Security lending                                                  7,536
                                                             ----------
     Total investment income                                  5,716,222
                                                             ----------
EXPENSES
Investment advisory fee                                         495,643
Service fees, Class A                                           180,504
Distribution and service fees, Class B                           32,829
Distribution and service fees, Class C                            7,684
Financial agent fee                                              59,232
Transfer agent                                                  188,664
Printing                                                         21,337
Professional                                                     17,322
Registration                                                     16,983
Trustees                                                         14,393
Custodian                                                        13,500
Miscellaneous                                                    24,293
                                                             ----------
     Total expenses                                           1,072,384
Custodian fees paid indirectly                                   (3,074)
                                                             ----------
     Net expenses                                             1,069,310
                                                             ----------
NET INVESTMENT INCOME (LOSS)                                  4,646,912
                                                             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                       1,409,550
Net realized gain (loss) on foreign currency transactions        (2,070)
Net change in unrealized appreciation
  (depreciation) on investments                                 661,322
Net change in unrealized appreciation (depreciation)
  on foreign currency transactions and translation               17,430
                                                             ----------
NET GAIN (LOSS) ON INVESTMENTS                                2,086,232
                                                             ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $6,733,144
                                                             ==========


                        See Notes to Financial Statements

PHOENIX HIGH YIELD FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Six Months
                                                                                     Ended
                                                                                 April 30, 2006      Year Ended
                                                                                   (Unaudited)    October 31, 2005
                                                                                 --------------   ----------------
FROM OPERATIONS
  Net investment income (loss)                                                     $  4,646,912     $ 10,812,637
  Net realized gain (loss)                                                            1,407,480          948,254
  Net change in unrealized appreciation (depreciation)                                  678,752       (7,443,295)
                                                                                   ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         6,733,144        4,317,596
                                                                                   ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                                     (4,599,578)     (11,169,918)
  Net investment income, Class B                                                       (184,561)        (719,484)
  Net investment income, Class C                                                        (43,153)        (120,299)
                                                                                   ------------     ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (4,827,292)     (12,009,701)
                                                                                   ------------     ------------
FROM SHARE TRANSACTIONS

CLASS A
  Proceeds from sales of shares (1,899,072 and 2,706,666 shares, respectively)        9,280,584       13,593,385
  Net asset value of shares issued from reinvestment of distributions
    (592,226 and 1,330,436 shares, respectively)                                      2,907,985        6,685,613
  Cost of shares repurchased (3,230,428 and 8,652,918 shares, respectively)         (15,883,316)     (43,621,751)
                                                                                   ------------     ------------
Total                                                                                (3,694,747)     (23,342,753)
                                                                                   ------------     ------------
CLASS B
  Proceeds from sales of shares (115,082 and 119,755 shares, respectively)              555,395          592,200
  Net asset value of shares issued from reinvestment of distributions
    (17,757 and 58,744 shares, respectively)                                             86,008          291,835
  Cost of shares repurchased (600,203 and 1,446,762 shares, respectively)            (2,911,544)      (7,192,367)
                                                                                   ------------     ------------
Total                                                                                (2,270,141)      (6,308,332)
                                                                                   ------------     ------------
CLASS C
  Proceeds from sales of shares (17,257 and 124,806 shares, respectively)                84,421          628,234
  Net asset value of shares issued from reinvestment of distributions
    (5,264 and 12,407 shares, respectively)                                              25,612           61,829
  Cost of shares repurchased (105,199 and 165,947 shares, respectively)                (513,191)        (828,255)
                                                                                   ------------     ------------
Total                                                                                  (403,158)        (138,192)
                                                                                   ------------     ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (6,368,046)     (29,789,277)
                                                                                   ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS                                              (4,462,194)     (37,481,382)

NET ASSETS
  Beginning of period                                                               153,609,240      191,090,622
                                                                                   ------------     ------------
  END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF $(180,380) AND $0, RESPECTIVELY)        $149,147,046     $153,609,240
                                                                                   ============     ============

                        See Notes to Financial Statements
40

Phoenix High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2006 -------------------------------------------------------------
                                           (UNAUDITED)    2005          2004        2003(5)     2002(4)(5)    2001(5)
Net asset value, beginning of period         $4.88       $ 5.11       $ 5.02        $ 4.51        $ 5.19      $  6.59
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)             0.15         0.31         0.33          0.35          0.45         0.62
  Net realized and unrealized gain (loss)     0.07        (0.19)        0.11          0.54         (0.65)       (1.27)
                                             -----       ------       ------        ------        ------      -------
     TOTAL FROM INVESTMENT OPERATIONS         0.22         0.12         0.44          0.89         (0.20)       (0.65)
                                             -----       ------       ------        ------        ------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.16)       (0.35)       (0.35)        (0.38)        (0.45)       (0.75)
  Tax return of capital                         --           --           --            --         (0.03)          --
                                             -----       ------       ------        ------        ------      -------
     TOTAL DISTRIBUTIONS                     (0.16)       (0.35)       (0.35)        (0.38)        (0.48)       (0.75)
                                             -----       ------       ------        ------        ------      -------
Change in net asset value                     0.06        (0.23)        0.09          0.51         (0.68)       (1.40)
                                             -----       ------       ------        ------        ------      -------
NET ASSET VALUE, END OF PERIOD               $4.94       $ 4.88       $ 5.11        $ 5.02        $ 4.51      $  5.19
                                             =====       ======       ======        ======        ======      =======
Total return(1)                               4.28%(8)     2.37%        8.85%        20.54%        (4.33)%     (10.87)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)   $142,165     $144,060     $174,527      $192,428      $183,028     $235,623

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.36%(7)     1.36%        1.32%         1.32%        1.33 %(3)     1.28 %(3)
  Net investment income (loss)                6.14%(7)     6.23%        6.57%         7.17%        9.06 %       10.20 %
Portfolio turnover                             108%(8)       59%          99%          176%         114 %         100 %



                                                                             CLASS B
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2006 -------------------------------------------------------------
                                           (UNAUDITED)    2005          2004         2003(6)    2002(4)(6)     2001(6)
Net asset value, beginning of period         $4.81       $ 5.05       $ 4.96        $ 4.47        $ 5.14       $ 6.54
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)             0.13         0.27         0.29          0.31          0.41         0.57
  Net realized and unrealized gain (loss)     0.07        (0.20)        0.11          0.52         (0.64)       (1.27)
                                             -----       ------       ------        ------        ------      -------
     TOTAL FROM INVESTMENT OPERATIONS         0.20         0.07         0.40          0.83         (0.23)       (0.70)
                                             -----       ------       ------        ------        ------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.14)       (0.31)       (0.31)        (0.34)        (0.41)       (0.70)
  Tax return of capital                         --           --           --            --         (0.03)          --
                                             -----       ------       ------        ------        ------      -------
     TOTAL DISTRIBUTIONS                     (0.14)       (0.31)       (0.31)        (0.34)        (0.44)       (0.70)
                                             -----       ------       ------        ------        ------      -------
Change in net asset value                     0.06        (0.24)        0.09          0.49         (0.67)       (1.40)
                                             -----       ------       ------        ------        ------      -------
NET ASSET VALUE, END OF PERIOD               $4.87       $ 4.81       $ 5.05        $ 4.96        $ 4.47       $ 5.14
                                             =====       ======       ======        ======        ======      =======
Total return(1)                               4.17%(8)     1.46%        8.18%        19.39%        (4.88)%     (11.59)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)     $5,608       $7,791      $14,574       $22,499       $22,074      $30,073

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.11%(7)     2.11%        2.07%         2.07%         2.08 %(3)    2.03 %(3)
  Net investment income (loss)                5.36%(7)     5.47%        5.90%         6.43%         8.32 %       9.44 %
Portfolio turnover                             108%(8)       59%          99%          176%          114 %        100 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the period ended October 31, 2002 and 2001, the ratio of operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
    October 31, 2002, was to decrease net investment income to average net assets from 9.35% to 9.30% and from 8.61% to
    8.56% for Class A and B, respectively, decrease the net investment income (loss) per share from $0.47 to $0.46 for
    Class A, and increase the net realized and unrealized gain (loss) per share from $(0.67) to $(0.66) for Class A.
    There was no effect on net investment income (loss) per share for Class B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01, $0.01 and $0.03 for the periods ending October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.30%, 0.24% and 0.49% for the periods ending October 31, 2003, 2002 and 2001, respectively.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01, $0.02 and $0.03 for the periods ending October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.30%, 0.24% and 0.49% for the periods ending October 31, 2003, 2002 and 2001, respectively.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

Phoenix High Yield Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)



                                                                             CLASS C
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2006 ------------------------------------------------------------
                                           (UNAUDITED)    2005         2004         2003(5)     2002(4)(5)     2001(5)
Net asset value, beginning of period         $4.84       $ 5.07       $ 4.99        $ 4.49        $ 5.16       $ 6.56
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)             0.13         0.27         0.29          0.31          0.41         0.58
  Net realized and unrealized gain (loss)     0.06        (0.19)        0.10          0.53         (0.64)       (1.28)
                                             -----       ------       ------        ------        ------      -------
     TOTAL FROM INVESTMENT OPERATIONS         0.19         0.08         0.39          0.84         (0.23)       (0.70)
                                             -----       ------       ------        ------        ------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.14)       (0.31)       (0.31)        (0.34)        (0.41)       (0.70)
  Tax return of capital                         --           --           --            --         (0.03)          --
                                             -----       ------       ------        ------        ------      -------
     TOTAL DISTRIBUTIONS                     (0.14)       (0.31)       (0.31)        (0.34)        (0.44)       (0.70)
                                             -----       ------       ------        ------        ------      -------
Change in net asset value                     0.05        (0.23)        0.08          0.50         (0.67)       (1.40)
                                             -----       ------       ------        ------        ------      -------
NET ASSET VALUE, END OF PERIOD               $4.89       $ 4.84       $ 5.07        $ 4.99        $ 4.49       $ 5.16
                                             =====       ======       ======        ======        ======      =======
Total return(1)                               3.93%(7)     1.66%        8.14%        19.30%        (4.88)%     (11.56)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)     $1,375       $1,758       $1,990        $2,877        $1,921       $2,413

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.11%(6)     2.11%        2.07%         2.07%         2.08 %(3)    2.03 %(3)
  Net investment income                       5.36%(6)     5.48%        5.87%         6.43%         8.28 %       9.43 %
Portfolio turnover                             108%(7)       59%          99%          176%          114 %        100 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the periods ended October 31, 2002 and 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01%
    lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
    October 31, 2002, was to decrease net investment income to average net assets from 8.57% to 8.52%, decrease the net investment income (loss) per share from $0.43 to $0.42, and increase net realized and unrealized gain (loss) per share from $(0.66) to $(0.65). Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.02, $0.01 and
    $0.02 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.30%, 0.24% and 0.49% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements
42

PHOENIX MID-CAP GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Mid-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                Beginning          Ending      Expenses Paid
   Mid-Cap Growth Fund        Account Value    Account Value      During
        Class A             October 31, 2005   April 30, 2006     Period*
------------------------    ----------------   --------------  -------------
Actual                          $1,000.00         $1,136.80        $7.93

Hypothetical (5% return
  before expenses)               1,000.00          1,017.28         7.51

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.50%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning          Ending      Expenses Paid
   Mid-Cap Growth Fund        Account Value    Account Value      During
        Class B             October 31, 2005   April 30, 2006     Period*
------------------------    ----------------   --------------  -------------
Actual                          $1,000.00         $1,132.30       $11.88

Hypothetical (5% return
  before expenses)               1,000.00          1,013.51        11.28

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.25%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning          Ending      Expenses Paid
   Mid-Cap Growth Fund        Account Value    Account Value      During
        Class C             October 31, 2005   April 30, 2006     Period*
------------------------    ----------------   --------------  -------------
Actual                          $1,000.00         $1,132.50       $11.86

Hypothetical (5% return
  before expenses)               1,000.00          1,013.53        11.27

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.24%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Mid-Cap Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/06
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology     27%
Consumer Discretionary     22
Health Care                14
Industrials                11
Financials                  7
Consumer Staples            2
Other                      17



                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                  (UNAUDITED)

                                                    SHARES         VALUE
                                                    -------     ------------

DOMESTIC COMMON STOCKS--87.6%

AEROSPACE & DEFENSE--2.3%
Precision Castparts Corp. ......................     60,000     $  3,778,800

APPAREL RETAIL--1.6%
Urban Outfitters, Inc.(b)(d) ...................    115,000        2,668,000

APPLICATION SOFTWARE--6.4%
Autodesk, Inc.(b)(d) ...........................    135,000        5,675,400
Mercury Interactive Corp.(b)(d) ................     75,000        2,700,000
NAVTEQ Corp.(b)(d) .............................     50,000        2,076,000
                                                                ------------
                                                                  10,451,400
                                                                ------------
AUTOMOTIVE RETAIL--4.0%
Advance Auto Parts, Inc.(d) ....................    160,000        6,435,200

BIOTECHNOLOGY--0.6%
Affymetrix, Inc.(b)(d) .........................     35,000        1,002,750

CASINOS & GAMING--6.1%
Boyd Gaming Corp.(d) ...........................     60,000        2,989,200
MGM MIRAGE(b)(d) ...............................     50,000        2,245,000
Station Casinos, Inc. ..........................     60,000        4,624,800
                                                                ------------
                                                                   9,859,000
                                                                ------------
COMMUNICATIONS EQUIPMENT--4.0%
Avaya, Inc.(b)(d) ..............................    280,000        3,360,000
Juniper Networks, Inc.(b)(d) ...................    170,000        3,141,600
                                                                ------------
                                                                   6,501,600
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--2.6%
QLogic Corp.(b)(d) .............................    200,000        4,162,000



                                                    SHARES         VALUE
                                                    -------     ------------

CONSUMER FINANCE--0.6%
First Marblehead Corp. (The)(d) ................     20,000     $    962,000

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.6%
Corporate Executive Board Co. (The)(d) .........     40,000        4,285,200

ELECTRONIC EQUIPMENT MANUFACTURERS--0.7%
Symbol Technologies, Inc.(d) ...................    110,000        1,171,500

HEALTH CARE EQUIPMENT--2.7%
Varian Medical Systems, Inc.(b) ................     85,000        4,452,300

HEALTH CARE SERVICES--6.2%
Express Scripts, Inc.(b)(d) ....................     20,000        1,562,800
Laboratory Corporation of America Holdings(b) ..     35,000        1,998,500
Medco Health Solutions, Inc.(b) ................     79,642        4,239,344
Quest Diagnostics, Inc.(d) .....................     40,000        2,229,200
                                                                ------------
                                                                  10,029,844
                                                                ------------
HOMEFURNISHING RETAIL--2.0%
Bed Bath & Beyond, Inc.(b)(d) ..................     85,000        3,259,750

HUMAN RESOURCES & EMPLOYMENT SERVICES--6.0%
Manpower, Inc. .................................     45,000        2,931,750
Monster Worldwide, Inc.(b)(d) ..................    120,000        6,888,000
                                                                ------------
                                                                   9,819,750
                                                                ------------
LEISURE PRODUCTS--2.5%
Polaris Industries, Inc.(d) ....................     85,000        4,071,500

MOVIES & ENTERTAINMENT--1.5%
DreamWorks Animation SKG, Inc. Class A(b)(d) ...     90,000        2,439,000


                        See Notes to Financial Statements
44

Phoenix Mid-Cap Growth Fund

                                                    SHARES         VALUE
                                                    -------     ------------

PERSONAL PRODUCTS--1.5%
Estee Lauder Cos., Inc. (The) Class A(d) .......     65,000     $  2,412,800

PHARMACEUTICALS--7.7%
Barr Pharmaceuticals, Inc.(b) ..................     80,000        4,844,000
Medicis Pharmaceutical Corp. Class A(d) ........     80,000        2,630,400
Sepracor, Inc.(b)(d) ...........................    115,000        5,133,600
                                                                ------------
                                                                  12,608,000
                                                                ------------
REITS--1.9%
CapitalSource, Inc.(d) .........................    133,129        3,128,531

RESTAURANTS--2.4%
Cheesecake Factory, Inc. (The)(b)(d) ...........    125,000        3,945,000

SEMICONDUCTORS--10.5%
Altera Corp.(b)(d) .............................     70,000        1,528,800
Maxim Integrated Products, Inc.(d) .............    135,000        4,760,100
Microchip Technology, Inc.(d) ..................     70,000        2,608,200
National Semiconductor Corp.(d) ................    105,000        3,147,900
Xilinx, Inc. ...................................    185,000        5,118,950
                                                                ------------
                                                                  17,163,950
                                                                ------------
SOFT DRINKS--0.8%
Hansen Natural Corp.(b)(d) .....................     10,000        1,294,600

SPECIALIZED CONSUMER SERVICES--1.8%
Block (H&R), Inc.(d) ...........................     70,000        1,598,100
Weight Watchers International, Inc.(d) .........     25,000        1,233,750
                                                                ------------
                                                                   2,831,850
                                                                ------------
SPECIALTY STORES--4.4%
PETsMART, Inc.(d) ..............................    260,000        7,191,600

SYSTEMS SOFTWARE--1.5%
Novell, Inc.(b)(d) .............................    300,000        2,466,000

TRADING COMPANIES & DISTRIBUTORS--2.7%
Fastenal Co.(d) ................................     94,229        4,410,859
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $110,627,729)                                   142,802,784
----------------------------------------------------------------------------


                                                    SHARES         VALUE
                                                    -------     ------------

FOREIGN COMMON STOCKS(c)--11.8%

INVESTMENT BANKING & BROKERAGE--5.2%
Lazard Ltd. Class A (United States)(d) .........    190,000     $  8,436,000

SEMICONDUCTORS--6.6%
ARM Holdings plc Sponsored ADR
(United Kingdom)(d) ............................    945,000        7,002,450
Marvell Technology Group Ltd. (Japan)(b) .......     65,000        3,710,850
                                                                ------------
                                                                  10,713,300
                                                                ------------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,008,816)                                     19,149,300
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $121,636,545)                                   161,952,084
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--20.2%

MONEY MARKET MUTUAL FUNDS--19.5%
State Street Navigator Prime Portfolio
(4.814% seven day effective yield)(e) ..........    31,728,121    31,728,121


                                                     PAR
                                                    VALUE
                                                    (000)
                                                    -------
COMMERCIAL PAPER(f)--0.7%
CAFCO LLC 4.81%, 5/1/06 ........................    $ 1,200        1,200,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $32,928,121)                                     32,928,121
----------------------------------------------------------------------------
TOTAL INVESTMENTS--119.6%
(IDENTIFIED COST $154,564,666)                                   194,880,205(a)

Other assets and liabilities, net--(19.6)%                       (31,876,047)
                                                                ------------
NET ASSETS--100.0%                                              $163,004,158
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $44,091,101 and gross depreciation of $3,990,644 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $154,779,748.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) The rate shown is the discount rate.


                        See Notes to Financial Statements

PHOENIX MID-CAP GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value,
  including $30,971,995 of securities on loan
  (Identified cost $154,564,666)                                  $ 194,880,205
Cash                                                                      3,232
Receivables
  Investment securities sold                                            467,564
  Dividends                                                              50,419
  Fund shares sold                                                       22,179
Trustee retainer                                                          3,940
Prepaid expenses                                                         20,957
                                                                  -------------
    Total assets                                                    195,448,496
                                                                  -------------
LIABILITIES
Payables
  Fund shares repurchased                                               452,424
  Upon return of securities loaned                                   31,728,121
  Investment advisory fee                                               112,516
  Transfer agent fee                                                     66,159
  Distribution and service fees                                          41,644
  Financial agent fee                                                    10,782
  Other accrued expenses                                                 32,692
                                                                  -------------
    Total liabilities                                                32,444,338
                                                                  -------------
NET ASSETS                                                        $ 163,004,158
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 205,185,720
Accumulated net investment loss                                        (295,714)
Accumulated net realized loss                                       (82,201,387)
Net unrealized appreciation                                          40,315,539
                                                                  -------------
NET ASSETS                                                        $ 163,004,158
                                                                  =============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $150,528,866)                   8,589,142
Net asset value per share                                                $17.53
Offering price per share $17.53/(1-5.75%)                                $18.60

CLASS B
Shares of beneficial interest outstanding, no par value, unlimited
  authorization (Net Assets $11,914,613)                                756,655
Net asset value and offering price per share                             $15.75

CLASS C
Shares of beneficial interest outstanding, no par value, unlimited
  authorization (Net Assets $560,679)                                    35,652
Net asset value and offering price per share                             $15.73


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                          $   802,107
Interest                                                                94,680
Security lending                                                        70,152
                                                                   -----------
    Total investment income                                            966,939
                                                                   -----------
EXPENSES
Investment advisory fee                                                673,770
Service fees, Class A                                                  186,490
Distribution and service fees, Class B                                  62,687
Distribution and service fees, Class C                                   2,575
Financial agent fee                                                     61,917
Transfer agent                                                         180,118
Printing                                                                20,631
Registration                                                            17,750
Trustees                                                                14,590
Professional                                                            14,292
Custodian                                                               10,561
Miscellaneous                                                           17,770
                                                                   -----------
    Total expenses                                                   1,263,151
Custodian fees paid indirectly                                            (498)
                                                                   -----------
    Net expenses                                                     1,262,653
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                          (295,714)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              6,730,970
Net change in unrealized appreciation (depreciation)
  on investments                                                    14,243,231
                                                                   -----------
NET GAIN (LOSS) ON INVESTMENTS                                      20,974,201
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $20,678,487
                                                                   ===========


                        See Notes to Financial Statements
46

PHOENIX MID-CAP GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Six Months
                                                                                     Ended
                                                                                 April 30, 2006      Year Ended
                                                                                   (Unaudited)    October 31, 2005
                                                                                 --------------   ----------------
FROM OPERATIONS
  Net investment income (loss)                                                     $   (295,714)     $ (1,898,521)
  Net realized gain (loss)                                                            6,730,970        29,668,069
  Net change in unrealized appreciation (depreciation)                               14,243,231        (2,644,277)
                                                                                   ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        20,678,487        25,125,271
                                                                                   ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (253,255 and 505,860 shares, respectively)            4,271,111         7,504,659
  Cost of shares repurchased (915,893 and 3,656,746 shares, respectively)           (15,408,348)      (54,123,927)
                                                                                   ------------      ------------
Total                                                                               (11,137,237)      (46,619,268)
                                                                                   ------------      ------------
CLASS B
  Proceeds from sales of shares (39,907 and 90,541 shares, respectively)                606,459         1,231,856
  Cost of shares repurchased (202,047 and 448,823 shares, respectively)              (3,071,553)       (6,054,049)
                                                                                   ------------      ------------
Total                                                                                (2,465,094)       (4,822,193)
                                                                                   ------------      ------------
CLASS C
  Proceeds from sales of shares (9,673 and 6,828 shares, respectively)                  146,453            93,431
  Cost of shares repurchased (4,149 and 5,494 shares, respectively)                     (63,700)          (74,781)
                                                                                   ------------      ------------
Total                                                                                    82,753            18,650
                                                                                   ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         (13,519,578)      (51,422,811)
                                                                                   ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS                                               7,158,909       (26,297,540)

NET ASSETS
  Beginning of period                                                               155,845,249       182,142,789
                                                                                   ------------      ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF $(295,714) AND $0, RESPECTIVELY)        $163,004,158      $155,845,249
                                                                                   ============      ============

                        See Notes to Financial Statements

Phoenix Mid-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2006 -------------------------------------------------------------
                                           (UNAUDITED)    2005          2004         2003         2002(3)       2001
Net asset value, beginning of period        $15.42       $13.40       $13.97        $ 9.94        $12.66       $31.99
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)            (0.03)       (0.16)       (0.17)        (0.14)        (0.15)       (0.12)
  Net realized and unrealized gain (loss)     2.14         2.18        (0.40)         4.17         (2.57)      (17.12)
                                            ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         2.11         2.02        (0.57)         4.03         (2.72)      (17.24)
                                            ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
  Distributions from net realized gains         --           --           --            --            --        (2.09)
                                            ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                        --           --           --            --            --        (2.09)
                                            ------       ------       ------        ------        ------       ------
Change in net asset value                     2.11         2.02        (0.57)         4.03         (2.72)      (19.33)
                                            ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD              $17.53       $15.42       $13.40        $13.97        $ 9.94       $12.66
                                            ======       ======       ======        ======        ======       ======
Total return(1)                              13.68 %(5)   15.07 %      (4.08)%       40.54 %      (21.49)%     (56.48)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)   $150,529     $142,651     $166,244      $198,602      $159,767     $250,174

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.50 %(4)    1.53 %       1.50 %        1.56 %        1.51 %       1.36 %
  Net investment income (loss)               (0.31)%(4)   (1.06)%      (1.22)%       (1.24)%       (1.22)%      (0.64)%
Portfolio turnover                              22 %(5)      46 %        181 %         175 %         172 %        183 %


                                                                             CLASS B
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2006 -------------------------------------------------------------
                                           (UNAUDITED)    2005          2004         2003         2002(3)       2001
Net asset value, beginning of period        $13.91       $12.18       $12.78        $ 9.16        $11.75       $30.13
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)            (0.08)       (0.25)       (0.25)        (0.20)        (0.23)       (0.24)
  Net realized and unrealized gain (loss)     1.92         1.98        (0.35)         3.82         (2.36)      (16.05)
                                            ------       ------       ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         1.84         1.73        (0.60)         3.62         (2.59)      (16.29)
                                            ------       ------       ------        ------        ------       ------
LESS DISTRIBUTIONS
  Distributions from net realized gains         --           --           --            --            --        (2.09)
                                            ------       ------       ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                        --           --           --            --            --        (2.09)
                                            ------       ------       ------        ------        ------       ------
Change in net asset value                     1.84         1.73        (0.60)         3.62         (2.59)      (18.38)
                                            ------       ------       ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD              $15.75       $13.91       $12.18        $12.78        $ 9.16       $11.75
                                            ======       ======       ======        ======        ======       ======
Total return(1)                              13.23 %(5)   14.20 %      (4.69)%       39.52 %      (22.04)%     (56.84)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $11,915      $12,776      $15,549       $20,497       $18,470      $28,116

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.25 %(4)    2.28 %       2.24 %        2.31 %        2.26 %       2.11 %
  Net investment income (loss)               (1.03)%(4)   (1.81)%      (1.97)%       (1.99)%       (1.98)%      (1.40)%
Portfolio turnover                              22 %(5)      46 %        181 %         175 %         172 %        183 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
    October 31, 2002, was to decrease the ratio of net investment income to average net assets from (1.97)% to (1.98)%
    for Class B. There was no effect on the ratio of net investment income for Class A and on net investment income
    (loss) per share and net realized and unrealized gain (loss) per share for Class A or B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements
48

Phoenix Mid-Cap Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS C
                                        ----------------------------------------------------------------
                                           SIX MONTHS                                                     FROM INCEPTION
                                              ENDED                         YEAR ENDED OCTOBER 31,          JANUARY 2 TO
                                         APRIL 30, 2006 ------------------------------------------------    OCTOBER 31,
                                           (UNAUDITED)    2005          2004         2003        2002(3)       2001
Net asset value, beginning of period        $13.89       $12.16       $12.77        $ 9.16       $ 11.75      $ 19.48
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)            (0.08)       (0.25)       (0.24)        (0.21)        (0.22)       (0.20)
  Net realized and unrealized gain (loss)     1.92         1.98        (0.37)         3.82         (2.37)       (7.53)
                                            ------       ------       ------        ------       -------      -------
     TOTAL FROM INVESTMENT OPERATIONS         1.84         1.73        (0.61)         3.61         (2.59)       (7.73)
                                            ------       ------       ------        ------       -------      -------
Change in net asset value                     1.84         1.73        (0.61)         3.61         (2.59)       (7.73)
                                            ------       ------       ------        ------       -------      -------
NET ASSET VALUE, END OF PERIOD              $15.73       $13.89       $12.16        $12.77       $  9.16      $ 11.75
                                            ======       ======       ======        ======       =======      =======
Total return(1)                              13.25 %(5)   14.23 %      (4.78)%       39.41 %      (22.04)%     (39.62)%(5)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)       $561         $418         $350          $508          $323         $275

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.24 %(4)    2.28 %       2.24 %        2.30 %        2.27 %       2.16 %(4)
  Net investment income (loss)               (1.10)%(4)   (1.81)%      (1.97)%       (1.99)%       (1.98)%      (1.41)%(4)
Portfolio turnover                              22 %(5)      46 %        181 %         175 %         172 %        183 %(5)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premiums on debt securities. There was no effect on net investment income
    (loss) per share, net realized and unrealized gain (loss) per share or the ratio of net investment income to average net assets for Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX MONEY MARKET FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Money Market Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; and other expenses. Class A share are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                Beginning          Ending      Expenses Paid
    Money Market Fund         Account Value    Account Value      During
        Class A             October 31, 2005   April 30, 2006     Period*
------------------------    ----------------   --------------  -------------
Actual                          $1,000.00         $1,017.60        $4.25

Hypothetical (5% return
  before expenses)               1,000.00          1,020.53         4.27

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.85%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Money Market Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            4/30/06
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Commerical Paper                      69%
Federal Agency Securities             14
Medium Term Notes                     14
Variable Money market Certificates     3



                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006
                                  (UNAUDITED)

 FACE
 VALUE                                   INTEREST   MATURITY
 (000)  DESCRIPTION                        RATE       DATE         VALUE
------  -----------                      --------   --------    -----------
FEDERAL AGENCY SECURITIES(d)--10.6%
$2,500  FNMA ............................   2.25%    5/15/06    $ 2,497,732
 2,500  FHLB ............................   2.23     5/26/06      2,496,464
 2,000  FHLB ............................   2.10     6/12/06      1,993,323
   600  FHLB(c) .........................   4.30     7/13/06        598,083
 1,000  FHLB ............................   4.07     8/25/06        997,540
 2,000  FHLB ............................   3.50    12/29/06      1,983,970
---------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                  10,567,112
---------------------------------------------------------------------------

                                                     RESET
                                                      DATE
                                                    --------
FEDERAL AGENCY SECURITIES--VARIABLE(c)--3.4%
   172  SBA (Final Maturity 1/25/21) ....   5.25      5/1/06        171,296
   349  SBA (Final Maturity 3/25/24) ....   5.13      5/1/06        334,250
   600  SBA (Final Maturity 10/25/22) ...   5.25      7/1/06        599,279
   658  SBA (Final Maturity 11/25/21) ...   5.38      7/1/06        657,392
   401  SBA (Final Maturity 2/25/23) ....   5.25      7/1/06        401,050
   307  SBA (Final Maturity 2/25/23) ....   5.25      7/1/06        306,642
   235  SBA (Final Maturity 5/25/21) ....   5.25      7/1/06        234,374
   731  SBA (Final Maturity 9/25/23) ....   5.13      7/1/06        730,975
---------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                         3,435,258
---------------------------------------------------------------------------

VARIABLE MONEY MARKET CERTIFICATES(c)--3.3%
 2,000  Wells Fargo & Co.
        (Final Maturity 6/12/06) ........   4.98     6/12/06      1,997,128

 1,255  Wells Fargo Bank NA
        (Final Maturity 7/24/06) ........   4.89     7/24/06      1,247,402
---------------------------------------------------------------------------
TOTAL VARIABLE MONEY MARKET CERTIFICATES                          3,244,530
---------------------------------------------------------------------------

 FACE
 VALUE                                   DISCOUNT   MATURITY
 (000)  DESCRIPTION                        RATE       DATE         VALUE
------  -----------                      --------   --------    -----------

COMMERCIAL PAPER--68.9%
$1,285  Abbott Laboratories .............   4.75%    5/11/06    $ 1,283,305
 2,500  ABN-AMRO N A Finance, Inc. ......   4.75      5/8/06      2,497,691
 1,000  Alpine Securitization Corp. .....   4.45      5/1/06      1,000,000
 2,500  Bank of America Corp ............   4.75     5/10/06      2,497,031
 1,700  CAFCO LLC .......................   4.82     5/25/06      1,694,537
 1,000  CAFCO LLC .......................   4.85     5/30/06        996,093
 2,565  Ciesco LLC ......................   4.95     6/12/06      2,550,187
 1,800  CIT Group, Inc. .................   4.47      5/2/06      1,799,776
 2,500  CIT Group, Inc. .................   4.82      6/1/06      2,489,624
   715  CIT Group, Inc. .................   4.76      8/9/06        705,546
   910  Clipper Receivables Co. LLC .....   4.82      5/9/06        909,025
   745  Clipper Receivables Co. LLC .....   4.79     5/12/06        743,910
 2,040  Clipper Receivables Co. LLC .....   4.94     5/26/06      2,033,002
 1,000  Danske Corp. ....................   4.76      5/5/06        999,472
 2,000  Danske Corp. ....................   4.80     5/15/06      1,996,267
 2,500  Gannett Co. .....................   4.75     5/11/06      2,496,701
 2,500  Gannett Co. .....................   4.87     5/18/06      2,494,251
 1,580  Gemini Securitization LLC .......   4.84     5/17/06      1,576,601
   800  Gemini Securitization LLC .......   4.87     6/22/06        794,372
 1,500  Gemini Securitization LLC .......   5.00     7/10/06      1,485,417
 2,000  General Electric Capital Corp. ..   4.75      5/9/06      1,997,889
   500  General Electric Capital Corp. ..   4.81     5/25/06        498,397
 2,500  General Electric Capital Corp. ..   4.87     6/29/06      2,480,047
   990  George Street Finance LLC .......   4.87     5/30/06        986,116
 1,764  George Street Finance LLC .......   4.82     6/13/06      1,753,844
 2,300  George Street Finance LLC .......   4.85     6/13/06      2,286,676
   600  Govco, Inc. .....................   4.50     5/15/06        598,950
 3,000  Govco, Inc. .....................   5.01     7/25/06      2,964,512


                        See Notes to Financial Statements

Phoenix Money Market Fund

 FACE
 VALUE                                   DISCOUNT   MATURITY
 (000)  DESCRIPTION                        RATE       DATE         VALUE
------  -----------                      --------   --------    -----------

$2,145  International Lease Finance Corp.   4.81%    5/23/06    $ 2,138,695
 1,700  Old Line Funding Corp. ..........   4.64      5/2/06      1,699,781
 2,000  Preferred Receivables Funding Corp. 4.79     5/12/06      1,997,073
 2,430  Preferred Receivables Funding Corp. 4.85     5/19/06      2,424,107
 2,200  Private Export Funding Corp. ....   4.58      5/3/06      2,199,440
 2,000  Private Export Funding Corp. ....   4.82     5/17/06      1,995,716
   840  Private Export Funding Corp. ....   4.95     7/11/06        831,800
 1,040  Ranger Funding Co. LLC ..........   4.76      5/8/06      1,039,037
 1,854  Ranger Funding Co. LLC ..........   4.77     5/11/06      1,851,543
 1,655  Ranger Funding Co. LLC ..........   4.84     5/16/06      1,651,662
 2,180  UBS Finance Delaware LLC ........   4.88      6/6/06      2,169,362
 2,200  UBS Finance Delaware LLC ........   4.95     7/10/06      2,178,825
---------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                           68,786,280
---------------------------------------------------------------------------


                                         INTEREST    RESET
                                           RATE      DATE
                                         --------   --------

MEDIUM TERM NOTES--13.6%
 2,000  Nordea Bank AB 144A
        (Sweden)(b)(c)(e) ...............   4.83      5/9/06      2,000,000

 2,500  Washington Mutual Finance Corp. .   6.25     5/15/06      2,501,974

 2,100  Bank of America Corp.(c) ........   4.85    11/17/06      2,100,000

 2,000  National Australia Bank Ltd.
        144A (Australia)(b)(c)(e) .......   4.81      5/8/06      2,000,000

 5,000  HSH Nordbank AG (Germany)
        144A(b)(c)(e) ...................   4.95     5/23/06      5,000,000
---------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                          13,601,974
---------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $99,635,154)                                    99,635,154(a)

Other assets and liabilities, net--0.2%                             178,316
                                                                -----------
NET ASSETS--100.0%                                              $99,813,470
                                                                ===========

(a) Federal Income Tax Information: At April 30, 2006, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $9,000,000 or 9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The interest rate shown is the coupon rate.
(e) The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements
52

Phoenix Money Market Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)


ASSETS
Investment securities at value
  (Identified cost $99,635,154)                                     $ 99,635,154
Cash                                                                      85,631
Receivables
  Interest                                                               324,831
  Fund shares sold                                                        62,895
Trustee retainer                                                           4,788
Prepaid expenses                                                          12,320
                                                                    ------------
      Total assets                                                   100,125,619
                                                                    ------------
LIABILITIES
Payables
  Fund shares repurchased                                                145,587
  Transfer agent fee                                                      52,659
  Investment advisory fee                                                 46,538
  Dividend distributions                                                  28,008
  Financial agent fee                                                      8,034
  Other accrued expenses                                                  31,323
                                                                    ------------
      Total liabilities                                                  312,149
                                                                    ------------
NET ASSETS                                                          $ 99,813,470
                                                                    ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $ 99,813,470
                                                                    ------------
NET ASSETS                                                          $ 99,813,470
                                                                    ============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $99,813,470)                    99,813,470
Net asset value and offering price per share                               $1.00



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                  $2,308,939
                                                          ----------
      Total investment income                              2,308,939
                                                          ----------
EXPENSES
Investment advisory fee                                      208,982
Financial agent fee                                           46,423
Transfer agent                                               141,123
Registration                                                  17,743
Custodian                                                     16,624
Professional                                                  13,878
Trustees                                                      13,742
Printing                                                      12,925
Miscellaneous                                                 18,183
                                                          ----------
      Total expenses                                         489,623
Less expenses reimbursed by investment adviser               (45,084)
Custodian fees paid indirectly                                  (585)
                                                          ----------
      Net expenses                                           443,954
                                                          ----------
NET INVESTMENT INCOME (LOSS)                              $1,864,985
                                                          ==========

                        See Notes to Financial Statements

PHOENIX MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Six Months
                                                                                     Ended
                                                                                 April 30, 2006      Year Ended
                                                                                   (Unaudited)    October 31, 2005
                                                                                 --------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                    $  1,864,985     $   2,463,358
                                                                                   ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        1,864,985         2,463,358
                                                                                   ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                    (1,864,985)       (2,463,358)
                                                                                   ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (1,864,985)       (2,463,358)
                                                                                   ------------      ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (56,832,230 and 166,202,298 shares,
     respectively)                                                                   56,832,230       166,202,298
   Net asset value of shares issued from reinvestment of distributions
     (1,788,618 and 2,386,594 shares, respectively)                                   1,788,618         2,386,594
   Cost of shares repurchased (70,202,430 and 197,189,752 shares, respectively)     (70,202,430)     (197,189,752)
                                                                                   ------------      ------------
Total                                                                               (11,581,582)      (28,600,860)
                                                                                   ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (11,581,582)      (28,600,860)
                                                                                   ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (11,581,582)      (28,600,860)

NET ASSETS
   Beginning of period                                                              111,395,052       139,995,912
                                                                                   ------------      ------------
   END OF PERIOD                                                                   $ 99,813,470      $111,395,052
                                                                                   ============      ============

                        See Notes to Financial Statements
54

Phoenix Money Market Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A
                                      -------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                         YEAR ENDED OCTOBER 31,
                                        APRIL 30, 2006  -------------------------------------------------------------
                                         (UNAUDITED)      2005         2004         2003          2002         2001
Net asset value, beginning of period       $  1.00      $  1.00      $  1.00       $  1.00       $  1.00      $  1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)               0.018         0.02        0.007         0.010         0.014        0.042
                                           -------      -------      -------       -------       -------      -------
     TOTAL FROM INVESTMENT OPERATIONS        0.018         0.02        0.007         0.010         0.014        0.042
                                           -------      -------      -------       -------       -------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income      (0.018)       (0.02)      (0.007)       (0.010)       (0.014)      (0.042)
                                           -------      -------      -------       -------       -------      -------
     TOTAL DISTRIBUTIONS                    (0.018)      (0.02)       (0.007)       (0.010)       (0.014)      (0.042)
                                           -------      -------      -------       -------       -------      -------
Change in net asset value                       --           --           --            --            --           --
                                           -------      -------      -------       -------       -------      -------
NET ASSET VALUE, END OF PERIOD             $  1.00      $  1.00      $  1.00       $  1.00       $  1.00      $  1.00
                                           =======      =======      =======       =======       =======      =======
Total return                                  1.76%(2)     2.00%        0.66%         1.00%         1.38%        4.23%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $99,813     $111,395     $139,996      $156,098      $184,390     $184,349

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      0.85%(1)     0.85%        0.65%         0.37%         0.79%        0.85%
  Gross operating expenses                    0.94%(1)     0.89%        0.92%         0.87%         0.86%        0.84%
  Net investment income (loss)                3.57%(1)     1.94%        0.65%         1.00%         1.37%        4.12%

(1) Annualized.
(2) Not annualized.

                        See Notes to Financial Statements

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED)


1. ORGANIZATION

   The Phoenix Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently six funds are offered for sale (each a "Fund"). The Phoenix Balanced Fund ("Balanced Fund") is diversified and has investment objectives of reasonable income, long-term capital growth and conservation of capital. The Phoenix Capital Growth Fund ("Capital Growth Fund") is diversified and has an investment objective of long-term capital appreciation. The Phoenix Core Bond Fund ("Core Bond Fund") is diversified and has an investment objective to seek both current income and capital appreciation. The Phoenix High Yield Fund ("High Yield Fund") is diversified and has a primary investment objective to seek high current income and a secondary objective of capital growth. The Phoenix Mid-Cap Growth Fund ("Mid-Cap Growth Fund") is diversified and has an investment objective of capital appreciation. The Phoenix Money Market Fund ("Money Market Fund") is diversified and has an investment objective of seeking as high a level of current income consistent with the preservation of capital and maintenance of liquidity. The Funds offer the following classes of shares for sale:

Fund                                              Class A   Class B  Class C
----                                              -------   -------  -------
Balanced Fund..............................          X         X        X
Capital Growth Fund........................          X         X       --
Core Bond Fund.............................          X         X        X
High Yield Fund............................          X         X        X
Mid-Cap Growth Fund........................          X         X        X
Money Market Fund..........................          X        --       --

   Class A shares of Core Bond Fund and High Yield Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of Balanced Fund, Capital Growth Fund and Mid-Cap Growth Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of Money Market Fund are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its sharehol ders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

   Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At April 30, 2006, the Balanced Fund had entered into forward currency contracts as follows:

                                                                    Net
                                                                Unrealized
   Contract       In Exchange       Settlement                  Appreciation
  to Receive          for              Date        Value       (Depreciation)
 -------------------------------------------------------------------------------
JPY 127,459,200   USD 1,100,000      5/15/06     $1,123,115       $23,115

JPY Japanese Yen      USD   United States Dollar

I. SECURITIES LENDING:

   Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Funds receive collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. LOAN AGREEMENTS:

   Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

L. SWAP AGREEMENTS:

   Certain Funds may invest in swap agreements, including interest rate, index, and foreign currency exchange rate swaps. The High Yield Fund may also invest in credit default and total return, swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

   Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

   Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

   Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian.

M. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                             1st $1      $1-2       $2+
                            Billion     Billion   Billion
                            --------    -------   -------
Balanced Fund..........       0.55%      0.50%     0.45%
Capital Growth Fund....       0.70%      0.65%     0.60%
Core Bond Fund.........       0.45%      0.40%     0.35%
High Yield Fund........       0.65%      0.60%     0.55%
Money Market Fund......       0.40%      0.35%     0.30%

                            1st $50    next $450 over $500
                            Million     Million   Million
                            --------    -------   -------
Mid-Cap Growth Fund....       0.90%      0.80%     0.70%

   Effective March 1, 2006, the Adviser has contractually agreed to limit the Core Bond Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through February 28, 2007, so that such expenses do not exceed the following percentages of the average daily net asset values of the
Fund:

                            Class A    Class B    Class C
                            -------    -------    -------
Core Bond Fund.........       1.00%      1.75%     1.75%

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)


   The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

   Engemann Asset Management ("Engemann") is the subadviser to the Balanced Fund, Capital Growth Fund and Mid-Cap Growth Fund. Engemann is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PNX.

   For its services to the Balanced Fund, Engemann receives from PIC a fee equal to 50% of the gross management fee multiplied by the percentage of equity assets held in the fund.

   For its services to the Capital Growth Fund, Engemann receives from PIC a fee equal to 0.10% of the average daily net assets of the fund up to $3 billion and 0.30% of such value in excess of $3 billion.

   For its services to the Mid-Cap Growth Fund, Engemann receives from PIC a fee equal to 0.40% of the average daily net assets of the fund for the first $50 million, 0.30% of such value between $50 million and $262 million, 0.45% of such value between $262 and $500 million, and 0.35% of such value in excess of $500 million.

   Seneca Capital Management LLC ("Seneca") is the subadviser to the High Yield Fund. Seneca is an indirect, wholly-owned subsidiary of PNX. For its services is paid a fee by the Adviser at a rate equal to 50% of the gross management fee.

   As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended April 30, 2006, as follows:

                                Class A        Class B           Class C
                              Net Selling      Deferred         Deferred
                              Commissions    Sales Charges   Sales Charges
                              -----------    -------------   -------------
Balanced Fund..............     $27,381         $27,497           $199
Capital Growth Fund........      24,023           7,529             --
Core Bond Fund.............       1,642           2,403             --
High Yield Fund............       6,007           5,507            416
Mid-Cap Growth Fund........       8,853          17,081            254

   In addition, each Fund, with the exception of the Money Market Fund, pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class. There are no distribution fees for the Money Market Fund.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ending April 30, 2006, the Trust incurred financial agent fees totaling $695,552.

   PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2006, transfer agent fees were $2,144,810 as reported in the Statements of Operations, of which PEPCO retained the following:

                                               Transfer Agent
                                               Fee Retained
                                                -------------
Balanced Fund ...............................     $308,793
  Capital Growth Fund .......................      323,075
  Core Bond Fund.............................       30,085
  High Yield Fund ...........................       67,722
Mid-Cap Growth Fund..........................       70,999
  Money Market Fund .........................       69,852

At April 30, 2006, PNX and its affiliates, and the retirement plans of PNX and its affiliates, held shares of the Trust, as follows:

                                                    Aggregate
                                                    Net Asset
                                         Shares        Value
                                       ---------    -----------
Balanced Fund, Class C..........          14,481    $   218,084
Core Bond Fund, Class C.........          15,523        125,426
Mid-Cap Growth Fund, Class C....           5,133         80,742
Money Market Fund, Class A......       1,708,573      1,708,573

4. PURCHASE AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended April 30, 2006, were as follows:

                                      Purchases          Sales
                                     ------------    ------------
Balanced Fund....................    $257,619,193    $361,620,686
Capital Growth Fund..............     185,632,593     269,580,546
Core Bond Fund...................      11,905,068      14,105,533
High Yield Fund..................     157,242,833     151,257,470
Mid-Cap Growth Fund..............      34,525,274      47,597,858
Money Market Fund................       5,974,320              --

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)


   Purchases and sales of long-term U.S. Government and agency securities for the period ended April 30, 2006, were as follows:


                                      Purchases          Sales
                                     ------------    ------------
Balanced Fund....................     $70,554,196     $63,994,777
Core Bond Fund...................       6,825,194       9,706,057
High Yield Fund..................              --       6,467,500

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   At April 30, 2006 the Capital Growth Fund and the Mid-Cap Growth Fund held securities issued by various companies in the Information Technology sector, comprising 27% of the total net assets of each Fund.

6. ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At April 30, 2006, the Funds held the following restricted securities:

                                                         Market        % of
                         Acquisition    Acquisition     Value at  Net Assets at
                             Date           Cost         4/30/06     4/30/06
                         -----------    -----------     --------  -------------
BALANCED FUND
    ITW Cupids
      Financial Trust I 144A
      6.55%, 12/31/11       4/18/02      $4,991,563    $5,142,080      0.5%
HIGH YIELD FUND
    CB Cambridge
      Industries Liquidating Trust Interests
      0%, 12/24/05         12/24/01      $  369,206    $    1,033      0.0
    Poland Telecom
      Finance BV Series B
      14%, 12/1/07         11/24/97       5,000,000        61,770      0.1
    Acg Holdings, Inc.      12/4/93         357,881            --      0.0

   At the end of the period, the value of restricted securities amounted to $5,142,080 or 0.5% of net assets for the Balanced Fund and $62,803 or 0.1% of net assets for the High Yield Fund.

   Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. INDEMNIFICATIONS

   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED) (CONTINUED)


District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office, reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

The Funds have the following capital loss carryovers, which may be used to offset future capital gains:

                                           Expiration Year
                         -----------------------------------------------------
                           2006          2007           2008          2009
                         --------    -----------    -----------   ------------
Capital Growth Fund ...  $     --    $        --    $        --   $280,311,398
Core Bond Fund...              --      5,668,564      8,192,129             --
High Yield Fund .......   677,322     38,223,988     27,836,215     66,603,160
Mid-Cap Growth Fund            --             --             --     61,160,027

                                           Expiration Year
                         -----------------------------------------------------
                           2010          2011           2012          Total
                        -----------   -----------    ----------   ------------
Capital Growth Fund ... $97,731,301   $15,273,804    $       --   $393,316,503
Core Bond Fund ........   2,929,428            --     7,849,106     24,639,227
High Yield Fund .......  70,134,673    21,887,506            --    225,362,864
Mid-Cap Growth Fund ...  27,489,400            --            --     88,649,427

   The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

10. MERGER

   On April 29, 2005, the Phoenix Balanced Fund ("Balanced") acquired all of the net assets of Phoenix Strategic Allocation Fund ("Strategic Allocation") pursuant to an Agreement and Plan of Reorganization provided to shareholders in a Prospectus/Information Statement on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 14,653,836 Class A shares of Balanced, 603,106 Class B shares of Balanced and 6,217,229 Class C shares of Balanced (valued at $212,480,812, $8,720,927, and $89,901,271 respectively) for
14,149,056 Class A shares of Strategic Allocation, 590,128 Class B shares of Strategic Allocation and 6,090,697 Class C shares of Strategic Allocation outstanding on April 29, 2005. Strategic Allocation had net assets on that date of $311,103,010 including $24,476,197 of appreciation which were combined with those of Balanced. The aggregate net assets of Balanced immediately after the merger were $1,182,316,100. The shareholders of each class of Strategic Allocation received for each share owned approximately 1.04, 1.02, and 1.02 shares, respectively, for each Class A, Class B, and Class C shares of Balanced.

11. SUBSEQUENT EVENTS

   The Board of Trustees unanimously approved the merger of the Phoenix Balanced Return Fund of the Phoenix Investment Trust 06 with and into the Phoenix Balanced Fund. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board the Phoenix Balanced Return Fund will transfer all or substantially all or its assets to the Phoenix Balanced Fund, in exchange for shares of the Phoenix Balanced Fund and the assumption by Phoenix Balanced Fund of all the liabilities of the Phoenix Balanced Return Fund. Following the exchange, the Phoenix Balanced Return Fund will distribute the shares of the Phoenix Balanced Fund to its shareholders pro rata, in liquidation of the Phoenix Balanced Return Fund. The merger took place on May 19, 2006.

   There will be a special shareholder meeting on June 27, 2006, for the Phoenix Capital Growth Fund and the Phoenix Mid-Cap Growth Fund to vote on matters approved by the Board of Trustees at the March 23, 2006 meeting.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR
PHOENIX BALANCED FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Engemann Asset Management (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund, including day to day management of the Fund's fixed income investment portfolio. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides the day to day investment management of the Fund's equity investment portfolio.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook.

   The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducts compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 5 year period ended September 30, 2005 but had underperformed its benchmark for the 1, 3, 10 and year-to-date periods. Management noted that it was too early to assess the portfolio management change made in May 2005. The Board concluded that it was reasonable to approve the Advisory Agreement in view of the recent portfolio management change.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that total expenses of the Fund of 1.067% were lower than the Expense Group Average of 1.078%. The Board also noted that the contractual management fee for the Fund was 0.543% as compared to the median

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR
PHOENIX BALANCED FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

fee of the peer group which was 0.591%. In addition, the Board noted that nonmanagement expenses of the Fund were above the median of the peer group. The Board concluded that the Fund's management fee and total expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the Subadvisor has been an investment adviser since 1969 and acts as adviser to fund companies, as subadviser to fund companies and as investment adviser to institutions and individuals. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the five year period and had underperformed its benchmark for the 1, 3, 5, 10 and year-to-date periods. Management noted that it was too early to assess the portfolio management change made in May 2005. The Board concluded that it was reasonable to approve the Subadvisory Agreement in view of the recent portfolio management change.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board noted that any economies of scale would most likely be generated at the fund level and not necessarily at the Subadvisor level.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR
PHOENIX CAPITAL GROWTH FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Engemann Asset Management (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook.

   The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducts compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5, 10 and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed its benchmark for the 1, 3, 5, 10 and year-to-date periods. Management indicated that it would be making a proposal regarding the Fund in 2006. Based on Management's representation, the Board concluded that it was reasonable to approve the Advisory Agreement.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that total expenses of the Fund of 1.371% were lower than the Expense Group Average of 1.375%. The Board also noted that the contractual management fee for the Fund was 0.700% as compared to the median fee of the peer group which was 0.750%. In addition, the Board noted that nonmanagement expenses of the Fund were above the median of the peer group. The Board concluded that the Fund's management fee and total expenses were reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR
PHOENIX CAPITAL GROWTH FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the Subadvisor has been an investment adviser since 1969 and acts as adviser and subadviser to fund companies and as investment adviser to institutions and individuals. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws, and assurances thereof. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5, 10 and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed its benchmark for the 1, 3, 5, 10 and year-to-date periods. Management indicated that it would be making a proposal regarding the Fund in 2006. The Board concluded that it was reasonable to approve the Subadvisory Agreement on the basis of Management's representation.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

PENDING SUBADVISOR CHANGE

   At a meeting held on March 23, 2006, the Board, including a majority of the independent Trustees, approved, and recommended approval at a Special Meeting of Shareholders to be held in June, 2006, of a Subadvisory Agreement between PIC and Harris Investment Management, Inc. ("HIM"), to serve as the subadvisor, replacing Engemann Asset Management. HIM is a wholly-owned subsidiary of Harris Banckcorp, Inc., which is wholly-owned by Harris Financial Corp., which in turn is wholly-owned by Bank of Montreal, a publicly traded Canadian Banking Institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management. HIM has been an investment adviser since 1989.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX CORE BOND FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)

   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC is responsible for managing the Fund's investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed its benchmark for the 1, 3, 5 and 10 year periods and the year-to-date period ended September 30, 2005. The Board also noted that performance had improved since PIC took over management of the Fund's portfolio in January, 2005. The Board concluded that it was reasonable to approve the Advisory Agreement in view of the recent change in investment advisers.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that total expenses of the Fund of 1.238% were higher than the Expense Group Average of 0.994%. With respect to contractual management fees, the Board noted that the Fund's current contractual management fee was 0.450% as compared to the median fee of the peer group which was 0.557% while nonmanagement expenses were above the median. Management indicated that it was considering a new method for allocating expense which it believed would address the Fund's high expenses. The Board concluded that it was reasonable to approve the Advisory Agreement in view of Management's representation.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX CORE BOND FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
AND SUBADVISORY AGREEMENTS FOR
PHOENIX HIGH YIELD BOND FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)

   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Seneca Capital Management LLC (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook.

   The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducts compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed its benchmark for the 1, 3, 5, 10 and year-to-date periods. The Board also noted that the Fund's performance was improving since the appointment of the Subadvisor, effective November 1, 2005. The Board concluded that it was reasonable to approve the Advisory Agreement in view of the recent appointment of the Subadvisor.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that total expenses of the Fund of 1.356% were higher than the Expense Group Average of 1.221%. The Board also noted that the contractual management fee for the Fund was 0.650% as compared to the median fee of the peer group which was 0.729%, while nonmanagement

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR
PHOENIX HIGH YIELD BOND FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

expenses were above the median. The Board concluded that the Fund's management fee and total expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the Subadvisor has been an investment adviser since 1989 and acts as subadviser to fund companies and as investment adviser to institutions and individuals. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws, and assurances thereof. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed its benchmark for the 1, 3, 5, 10 and year-to-date periods. The Board also noted that the Fund's performance was improving since the addition of the Subadvisor, effective November 1, 2005. The Board concluded that it was reasonable to approve the Subadvisory Agreement on the basis of the recent addition of the Subadvisor.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board noted that any economies of scale would most likely be generated at the fund level and not necessarily at the subadvisor level.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR
PHOENIX MID-CAP GROWTH FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)

   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Engemann Asset Management (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook.

   The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducts compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5, 10 and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed its benchmark for the 1, 3, 5, 10 and year-to-date periods. The Board also noted that near term performance was roughly at 50% for the 1 year period despite not having a meaningful position in the energy sector. Additionally, the Board noted that at the end of the first quarter of 2005, the Fund was in the top quartile of its Lipper peer group. The Board concluded that the Fund's performance was reasonable.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that total expenses of the Fund of 1.542% were higher than the Expense Group Average of 1.472%. The Board also noted that the contractual management fee for the Fund was 0.829% as compared to the median fee of the peer group which was 0.821%. In addition, the Board noted that nonmanagement expenses of the Fund were above the median of

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR
PHOENIX MID-CAP GROWTH FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

the peer group. The Board concluded that the Fund's management fee and total expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the Subadvisor has been an investment adviser since 1969 and acts as adviser to three fund companies totaling six mutual funds, as subadviser to five fund companies totaling nine mutual funds and as investment adviser to institutions and individuals. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws, and assurances thereof. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5, 10 and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that total expenses of the Fund of 1.542% were higher than the Expense Group Average of 1.472%. The Board also noted that the contractual management fee for the Fund was 0.829% as compared to the median fee of the peer group which was 0.821%. In addition, the Board noted that nonmanagement expenses of the Fund were above the median of the peer group. The Board concluded that it was reasonable to approve the Subadvisory Agreement on the basis of Management's representation.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted. SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

PENDING SUBADVISOR CHANGE

   At a meeting held on March 23, 2006, the Board, including a majority of the independent Trustees, approved, and recommended approval at a Special Meeting of Shareholders to be held in June, 2006, a Subadvisory Agreement between PIC and Harris Investment Management, Inc. ("HIM"), to serve as the subadvisor, replacing Engemann Asset Management. HIM is a wholly-owned subsidiary of Harris Banckcorp, Inc., which is wholly-owned by Harris Financial Corp., which in turn is wholly-owned by Bank of Montreal, a publicly traded Canadian Banking Institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management. HIM has been an investment adviser since 1989.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS FOR
PHOENIX MONEY MARKET FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)

   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC is responsible for managing the Fund's investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed its benchmark for the 1, 3, 5, 10 and year-to-date periods. The Board also noted that the Fund's peer group rankings for the 3 year period were strong and that the Fund was in the top 28th percentile for that period and top 40th percentile for the 5 year period ending September 30, 2005. The Board concluded that the Fund's performance was reasonable.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that total expenses of the Fund of 0.850% were higher than the Expense Group Average of 0.670%. The Board also noted that the Fund's current contractual management fee was 0.400% as compared to the median fee of the peer group which was 0.450%, while nonmanagement expenses of the Fund were above the median of the peer group. The Board concluded that the Fund's management fee and total expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. Management indicated to the Board that they hoped to see assets grow as the Fund was now a sweep account for certain brokers. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

PHOENIX SERIES FUND
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris(1)
James M. Oates
Richard E. Segerson

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
Nancy G. Curtiss, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

(1) Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its May 2006 meeting.



INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06103-2836

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                                            1-800-243-1574
Advisor Consulting Group                                        1-800-243-4361
Telephone Orders                                                1-800-367-5877
Text Telephone                                                  1-800-243-1926
Web site                                                      PHOENIXFUNDS.COM


        ----------------------------------------------------------------
          IMPORTANT NOTICE TO SHAREHOLDERS
          The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
        ----------------------------------------------------------------

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


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


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

                                                                ---------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051
                                                                ---------------


[GRAPHIC OMITTED] PHOENIXFUNDS(SM)
PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP395                                                                    6-06
BPD23428

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND ROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Series Fund
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              June 28, 2006
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              June 28, 2006
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                           -----------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date              June 26, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.